UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3416

THE CALVERT FUND

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Third quarter ended June 30, 2014

Item 1. Schedule of Investments.

CALVERT INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2014

ASSET-BACKED SECURITIES - 4.2%	PRINCIPAL AMOUNT	VALUE
Avis Budget Rental Car Funding AESOP LLC, 3.04%, 3/20/19 (e)	$3,400,000	$3,482,518
Cronos Containers Program Ltd., 3.81%, 9/18/27 (e)	1,113,750	1,119,333
Element Rail Leasing I LLC:
2.299%, 4/19/44 (e)	1,365,499	1,361,402
3.668%, 4/19/44 (e)	2,700,000	2,721,870
4.406%, 4/19/44 (e)	2,783,000	2,775,208
Flagship Rail Services LLC, 3.08%, 4/15/43 (e)	6,109,799	6,169,394
Global SC Finance II SRL, 2.98%, 4/17/28 (e)	3,003,333	3,007,730
Hilton Grand Vacations Trust, 2.28%, 1/25/26 (e)	1,587,756	1,608,867
Invitation Homes Trust, 1.60%, 12/17/30 (e)(r)	300,000	300,002
JGWPT XXXI LLC, 4.94%, 3/16/65 (e)	1,000,000	1,048,628
OneMain Financial Issuance Trust:
2.43%, 6/18/24 (e)	1,700,000	1,699,966
3.24%, 6/18/24 (e)	1,000,000	1,007,500
SLM Private Credit Student Loan Trust, 0.521%, 12/15/39 (r)	959,963	829,319
SLM Private Education Loan Trust, 3.00%, 5/16/44 (e)	2,700,000	2,619,316
STORE Master Funding LLC, 4.21%, 4/20/44 (e)	2,898,792	2,939,085
TAL Advantage V LLC:
3.33%, 5/20/39 (e)	3,282,339	3,266,912
3.97%, 5/20/39 (e)	991,667	984,824
Trip Rail Master Funding LLC, 4.085%, 4/15/44 (e)	2,100,000	2,164,176

Total Asset-Backed Securities (Cost $38,855,856)		39,106,050

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 1.0%
Banc of America Mortgage Trust, 0.07%, 1/25/34 (r)(z)	23,197,795	159,554
CAM Mortgage Trust:
4.45%, 5/15/48 (b)(e)(r)	3,500,000	3,504,375
5.50%, 12/15/53 (e)(r)	1,000,000	998,417
Fannie Mae Connecticut Avenue Securities:
CAS 2014-C02 1M2, 2.751%, 5/25/24 (r)	2,980,000	2,967,392
CAS 2014-C02 2M2, 2.751%, 5/25/24 (r)	1,000,000	999,999

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $8,510,567)		8,629,737

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.1%
BWAY Mortgage Trust, 2.809%, 3/10/33 (e)	700,000	697,943
EQTY 2014-INNS Mortgage Trust, 3.604%, 5/8/31 (e)(r)	4,700,000	4,700,409
Extended Stay America Trust:
2.958%, 12/5/31 (e)	3,080,000	3,124,857
3.604%, 12/5/31 (e)	5,420,000	5,558,129
GS Mortgage Securities Corp. II, 3.007%, 12/10/30 (e)	5,635,000	5,417,765
GS Mortgage Securities Trust, 3.79%, 1/10/31 (e)	2,900,000	2,958,548
Hilton USA Trust:
3.714%, 11/5/30 (e)	5,000,000	5,112,885
5.609%, 11/5/30 (e)(r)	900,000	929,055
JP Morgan Chase Commercial Mortgage Securities Trust, 3.751%, 6/15/29 (e)(r)	3,500,000	3,501,085
Motel 6 Trust, 2.743%, 10/5/25 (e)	2,070,000	2,093,449
ORES NPL LLC:
6.00%, 3/27/24 (e)	2,600,000	2,596,594
3.081%, 9/25/25 (e)	1,556,559	1,556,638

Total Commercial Mortgage-Backed Securities (Cost $38,292,754)		38,247,357

CORPORATE BONDS - 85.2%
21st Century Fox America, Inc., 5.40%, 10/1/43	1,900,000	2,119,952
AbbVie, Inc.:
2.90%, 11/6/22	3,300,000	3,191,216
4.40%, 11/6/42	1,850,000	1,795,989
Advanced Micro Devices, Inc., 7.75%, 8/1/20	1,500,000	1,599,375
Alliance Mortgage Investments, Inc., 12.61%, 6/1/10 (b)(r)(x)*	3,077,944	—
Amazon.com, Inc., 2.50%, 11/29/22	3,800,000	3,594,203
America Movil SAB de CV:
2.375%, 9/8/16	2,000,000	2,056,460
4.375%, 7/16/42	1,500,000	1,416,740
American International Group, Inc.:
5.60%, 10/18/16	3,000,000	3,298,197
4.125%, 2/15/24	6,500,000	6,842,128
American Tower Corp.:
5.90%, 11/1/21	1,000,000	1,152,423
4.70%, 3/15/22	2,000,000	2,150,744
Amgen, Inc.:
3.45%, 10/1/20	1,475,000	1,542,517
5.375%, 5/15/43	1,500,000	1,655,220
Anadarko Petroleum Corp., 6.375%, 9/15/17	4,500,000	5,181,030
Anheuser-Busch InBev Finance, Inc.:
2.625%, 1/17/23	1,900,000	1,824,982
4.00%, 1/17/43	1,900,000	1,800,875
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 7/15/22	1,500,000	1,437,354
3.75%, 7/15/42	1,000,000	907,900
Antero Resources Finance Corp., 6.00%, 12/1/20	1,000,000	1,072,500
Apache Corp., 4.75%, 4/15/43	1,000,000	1,047,983
Apple, Inc., 3.85%, 5/4/43	2,000,000	1,839,658
ArcelorMittal, 6.125%, 6/1/18	6,700,000	7,353,250
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/24	2,800,000	2,783,323
AT&T, Inc.:
1.60%, 2/15/17	4,127,000	4,175,302
1.40%, 12/1/17	1,500,000	1,493,708
2.375%, 11/27/18	2,000,000	2,033,538
2.30%, 3/11/19	3,650,000	3,684,905
4.35%, 6/15/45	4,750,000	4,502,610
Bank of America Corp.:
0.554%, 8/15/16 (r)	1,500,000	1,486,890
2.60%, 1/15/19	3,300,000	3,338,818
4.125%, 1/22/24	9,100,000	9,382,036
4.00%, 4/1/24	1,000,000	1,020,531
Bank of America NA:
5.30%, 3/15/17	16,000,000	17,597,360
6.10%, 6/15/17	5,000,000	5,640,880
Bank of New York Mellon Corp., 2.40%, 1/17/17	2,250,000	2,329,562
Barrick North America Finance LLC, 5.75%, 5/1/43	1,250,000	1,294,870
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	2,500,000	2,513,738
Berry Petroleum Co. LLC, 6.375%, 9/15/22	1,500,000	1,597,500
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	14,501,000	16,059,859
Bombardier, Inc., 6.00%, 10/15/22 (e)	2,500,000	2,562,500
Boston Properties LP, 3.70%, 11/15/18	2,400,000	2,562,082
BP Capital Markets plc, 2.75%, 5/10/23	2,000,000	1,921,168
Cantor Fitzgerald LP:
6.375%, 6/26/15 (e)	1,000,000	1,035,000
7.875%, 10/15/19 (e)	3,750,000	4,160,640
Capital One Bank:
1.20%, 2/13/17	1,200,000	1,199,948
2.25%, 2/13/19	2,400,000	2,415,235
3.375%, 2/15/23	4,600,000	4,568,927
Cemex SAB de CV:
5.234%, 9/30/15 (e)(r)	5,250,000	5,460,000
6.50%, 12/10/19 (e)	1,500,000	1,606,875
CenturyLink, Inc.:
6.45%, 6/15/21	3,250,000	3,526,250
7.65%, 3/15/42	3,650,000	3,640,875
Chesapeake Energy Corp., 4.875%, 4/15/22	2,500,000	2,587,500
Chevron Corp., 3.191%, 6/24/23	1,900,000	1,929,756
Cisco Systems, Inc., 3.625%, 3/4/24	3,000,000	3,083,562
CIT Group, Inc.:
4.25%, 8/15/17	1,125,000	1,173,516
5.25%, 3/15/18	1,850,000	1,986,438
3.875%, 2/19/19	1,500,000	1,523,400
Citigroup, Inc.:
2.50%, 9/26/18	8,600,000	8,740,171
2.55%, 4/8/19	2,100,000	2,116,422
5.50%, 9/13/25	3,100,000	3,457,954
CNH Industrial Capital LLC, 3.375%, 7/15/19 (e)	1,500,000	1,488,750
CNOOC Curtis Funding No. 1 Pty. Ltd., 4.50%, 10/3/23 (e)	1,400,000	1,468,704
Comcast Corp., 4.65%, 7/15/42	2,000,000	2,073,578
ConAgra Foods, Inc., 4.65%, 1/25/43	1,000,000	986,008
ConocoPhillips Co., 2.40%, 12/15/22	2,000,000	1,923,186
Continental Resources Inc/OK, 4.50%, 4/15/23	2,000,000	2,136,372
Continental Resources, Inc.:
7.125%, 4/1/21	1,350,000	1,528,875
4.90%, 6/1/44 (e)	1,750,000	1,808,270
COX Communications, Inc., 4.70%, 12/15/42 (e)	2,500,000	2,431,220
Crown Castle Towers LLC:
4.174%, 8/15/37 (e)	2,825,000	2,999,560
4.883%, 8/15/40 (e)	3,000,000	3,313,740
Cummins, Inc., 4.875%, 10/1/43	1,100,000	1,205,702
CVS Pass-Through Trust, 6.036%, 12/10/28	3,166,287	3,644,899
DDR Corp., 4.75%, 4/15/18	6,700,000	7,291,811
Delta Air Lines Pass Through Trust, 6.75%, 5/23/17	1,250,000	1,337,500
Deutsche Telekom International Finance BV, 4.875%, 3/6/42 (e)	2,000,000	2,091,996
Discover Bank, 7.00%, 4/15/20	2,500,000	3,002,905
Discover Financial Services, 6.45%, 6/12/17	1,375,000	1,564,096
Dow Chemical Co., 4.375%, 11/15/42	3,000,000	2,863,899
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	2,555,000	2,598,039
DuPont Fabros Technology LP, 5.875%, 9/15/21	2,000,000	2,090,000
Ecolab, Inc.:
4.35%, 12/8/21	1,560,000	1,710,637
5.50%, 12/8/41	1,000,000	1,166,295
Enterprise Products Operating LLC, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	12,115,000	13,828,061
ERP Operating LP, 4.625%, 12/15/21	1,000,000	1,100,736
Excalibur One 77B LLC, 1.492%, 1/1/25	1,471,880	1,406,394
Exopack Holdings SA, 7.875%, 11/1/19 (e)	2,000,000	2,140,000
Express Scripts Holding Co.:
2.65%, 2/15/17	1,500,000	1,558,354
4.75%, 11/15/21	1,500,000	1,660,172
FGI Operating Co. LLC / FGI Finance, Inc., 7.875%, 5/1/20	3,100,000	3,301,500
FMG Resources August 2006 Pty Ltd., 6.00%, 4/1/17 (e)	1,000,000	1,032,500
Ford Motor Co., 4.75%, 1/15/43	1,800,000	1,819,780
Ford Motor Credit Co. LLC:
3.984%, 6/15/16	3,500,000	3,698,352
4.25%, 2/3/17	5,000,000	5,369,680
2.375%, 3/12/19	1,350,000	1,356,553
Freeport-McMoRan Copper & Gold, Inc.:
3.10%, 3/15/20	5,000,000	5,049,435
3.875%, 3/15/23	3,800,000	3,788,433
5.45%, 3/15/43	1,500,000	1,556,230
General Electric Capital Corp.:
2.90%, 1/9/17	5,500,000	5,753,242
2.30%, 4/27/17	6,000,000	6,197,148
5.625%, 5/1/18	900,000	1,031,252
4.625%, 1/7/21	7,250,000	8,073,150
3.45%, 5/15/24	4,000,000	4,014,312
General Electric Capital Corp. / LJ VP Holdings LLC, 3.80%, 6/18/19 (e)	3,000,000	3,186,693
General Electric Co., 4.50%, 3/11/44	4,200,000	4,376,144
Genworth Holdings, Inc., 4.80%, 2/15/24	3,950,000	4,220,879
Gibson Brands Escrow Corp., 8.875%, 8/1/18 (e)	1,750,000	1,800,312
Gilead Sciences, Inc.:
3.70%, 4/1/24	2,900,000	2,975,693
4.80%, 4/1/44	2,000,000	2,110,390
Glencore Finance Canada Ltd.:
2.05%, 10/23/15 (e)	1,000,000	1,011,328
3.60%, 1/15/17 (e)	5,750,000	6,032,676
Glencore Funding LLC:
1.70%, 5/27/16 (e)	2,200,000	2,220,024
3.125%, 4/29/19 (e)	1,000,000	1,019,800
Goldman Sachs Group, Inc.:
2.375%, 1/22/18	2,800,000	2,843,501
6.15%, 4/1/18	10,975,000	12,586,350
2.625%, 1/31/19	4,000,000	4,054,368
4.00%, 3/3/24	6,050,000	6,158,652
Great River Energy, 5.829%, 7/1/17 (e)	11,591,617	12,609,037
Health Care REIT, Inc.:
5.25%, 1/15/22	2,000,000	2,243,208
3.75%, 3/15/23	2,000,000	2,006,314
Hercules Offshore, Inc., 8.75%, 7/15/21 (e)	3,000,000	3,172,500
HOA Restaurant Group LLC / HOA Finance Corp., 11.25%, 4/1/17 (e)	1,750,000	1,850,625
Home Depot, Inc.:
2.70%, 4/1/23	2,000,000	1,941,176
4.20%, 4/1/43	1,000,000	978,730
4.40%, 3/15/45	600,000	609,121
HSBC Holdings plc, 4.00%, 3/30/22	2,500,000	2,659,738
Hyundai Capital Services, Inc., 3.50%, 9/13/17 (e)	3,245,000	3,413,935
Illinois Tool Works, Inc., 3.90%, 9/1/42	2,000,000	1,885,686
Innovation Ventures LLC / Innovation Ventures Finance Corp., 9.50%, 8/15/19 (e)	2,900,000	2,856,500
International Business Machines Corp., 2.90%, 11/1/21	2,500,000	2,530,322
Jefferies Group LLC, 5.125%, 4/13/18	3,000,000	3,286,869
JET Equipment Trust, 7.63%, 8/15/12 (b)(e)(w)*	109,297	109
JLL/Delta Dutch Newco BV, 7.50%, 2/1/22 (e)	1,460,000	1,511,100
John Deere Capital Corp., 1.95%, 3/4/19	900,000	900,404
JPMorgan Chase & Co.:
2.35%, 1/28/19	6,000,000	6,070,224
3.875%, 2/1/24	9,000,000	9,268,002
3.625%, 5/13/24	10,700,000	10,742,896
Kenan Advantage Group, Inc., 8.375%, 12/15/18 (e)	1,500,000	1,605,000
Kern River Funding Corp., 6.676%, 7/31/16 (e)	54,265	58,364
Kia Motors Corp., 3.625%, 6/14/16 (e)	4,000,000	4,188,408
Kinder Morgan Energy Partners LP:
3.45%, 2/15/23	1,500,000	1,455,666
5.625%, 9/1/41	2,960,000	3,164,296
Koppers, Inc., 7.875%, 12/1/19	1,250,000	1,326,562
Kraft Foods Group, Inc., 3.50%, 6/6/22	2,300,000	2,361,560
Kroger Co., 3.85%, 8/1/23	1,900,000	1,952,182
Laboratory Corp. of America Holdings, 4.00%, 11/1/23	2,900,000	2,938,364
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (e)	12,000,000	12,090,000
Landry's, Inc., 9.375%, 5/1/20 (e)	1,665,000	1,831,500
Leucadia National Corp.:
8.125%, 9/15/15	3,320,000	3,581,450
6.625%, 10/23/43	3,600,000	3,856,298
Life Technologies Corp., 6.00%, 3/1/20	4,000,000	4,675,144
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	2,675,000	2,606,627
Lowe's Co.'s, Inc., 4.65%, 4/15/42	1,050,000	1,101,740
LYB International Finance BV:
5.25%, 7/15/43	1,400,000	1,533,127
4.875%, 3/15/44	1,000,000	1,042,595
LyondellBasell Industries NV:
5.00%, 4/15/19	2,500,000	2,819,940
6.00%, 11/15/21	2,400,000	2,869,812
Macquarie Group Ltd., 3.00%, 12/3/18 (e)	1,000,000	1,025,810
Macy's Retail Holdings, Inc., 4.30%, 2/15/43	1,000,000	940,409
Masco Corp.:
4.80%, 6/15/15	4,540,000	4,699,440
5.85%, 3/15/17	990,000	1,091,475
7.75%, 8/1/29	750,000	883,504
Methanex Corp., 5.25%, 3/1/22	2,720,000	3,007,286
MetLife, Inc., 4.875%, 11/13/43	2,400,000	2,595,216
Metropolitan Life Global Funding I, 1.50%, 1/10/18 (e)	4,000,000	3,971,444
Molson Coors Brewing Co.:
3.50%, 5/1/22	2,000,000	2,021,678
5.00%, 5/1/42	1,900,000	1,987,945
Morgan Stanley:
4.75%, 3/22/17	6,000,000	6,532,434
5.50%, 1/26/20	6,000,000	6,867,408
3.875%, 4/29/24	2,400,000	2,429,088
5.00%, 11/24/25	6,900,000	7,359,319
National Money Mart Co., 10.375%, 12/15/16	1,000,000	1,053,750
NBCUniversal Media LLC:
4.375%, 4/1/21	9,500,000	10,483,459
4.45%, 1/15/43	2,800,000	2,809,106
New York Life Global Funding, 1.65%, 5/15/17 (e)	2,000,000	2,024,622
NII Capital Corp.:
10.00%, 8/15/16	4,000,000	1,240,000
7.625%, 4/1/21	6,600,000	1,897,500
Nissan Motor Acceptance Corp.:
1.95%, 9/12/17 (e)	2,350,000	2,379,760
2.65%, 9/26/18 (e)	2,500,000	2,565,640
Northrop Grumman Corp., 3.25%, 8/1/23	2,650,000	2,630,178
Numericable Group SA:
6.00%, 5/15/22 (e)	2,000,000	2,080,000
6.25%, 5/15/24 (e)	1,000,000	1,043,750
NYU Hospitals Center, 4.428%, 7/1/42	1,400,000	1,314,163
Oracle Corp.:
2.25%, 10/8/19	2,000,000	1,997,760
3.40%, 7/8/24	2,000,000	1,995,460
4.30%, 7/8/34	1,500,000	1,499,400
PacifiCorp:
2.95%, 2/1/22	2,000,000	2,026,344
4.10%, 2/1/42	4,000,000	3,947,976
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18 (e)	7,100,000	7,267,808
PepsiCo, Inc., 2.75%, 3/5/22	4,000,000	3,962,708
Pernod Ricard SA:
4.45%, 1/15/22 (e)	8,250,000	8,795,366
4.25%, 7/15/22 (e)	2,000,000	2,094,804
Pioneer Natural Resources Co., 5.875%, 7/15/16	10,840,000	11,861,941
ProLogis LP, 6.875%, 3/15/20	1,407,000	1,690,499
Prospect Medical Holdings, Inc., 8.375%, 5/1/19 (e)	1,000,000	1,090,000
Prudential Financial, Inc., 4.60%, 5/15/44	2,000,000	2,016,236
Quicksilver Resources, Inc., 7.125%, 4/1/16	2,000,000	1,785,000
Regions Bank, 7.50%, 5/15/18	2,600,000	3,094,551
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	2,300,000	2,346,370
Rio Tinto Finance USA plc, 3.50%, 3/22/22	4,850,000	4,976,750
SABMiller Holdings, Inc.:
2.20%, 8/1/18 (e)	1,300,000	1,313,718
3.75%, 1/15/22 (e)	4,215,000	4,364,485
4.95%, 1/15/42 (e)	2,500,000	2,701,530
Sanofi SA, 1.25%, 4/10/18	1,900,000	1,875,074
SBA Tower Trust, 3.722%, 4/15/48 (e)	6,870,000	6,829,419
Shell International Finance BV:
2.25%, 1/6/23	4,800,000	4,546,704
4.55%, 8/12/43	1,500,000	1,579,934
Simon Property Group LP:
6.125%, 5/30/18	2,000,000	2,326,900
4.125%, 12/1/21	3,000,000	3,249,048
Spencer Spirit Holdings, Inc.:
11.00%, 5/1/17 (e)	8,650,000	9,179,812
9.00%, 5/1/18 (e)	3,600,000	3,688,560
Standard Pacific Corp., 8.375%, 5/15/18	1,500,000	1,770,000
SunTrust Bank, 7.25%, 3/15/18	2,500,000	2,960,212
Telefonica Emisiones SAU:
3.992%, 2/16/16	2,670,000	2,795,485
3.192%, 4/27/18	2,000,000	2,090,150
The Hartford Financial Services Group, Inc., 5.125%, 4/15/22	1,000,000	1,137,113
The TJX Co.'s, Inc., 2.50%, 5/15/23	2,000,000	1,900,670
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24	1,200,000	1,254,901
Time Warner Cable, Inc., 5.50%, 9/1/41	2,250,000	2,517,046
Time Warner, Inc.:
4.05%, 12/15/23	4,450,000	4,616,003
5.375%, 10/15/41	4,940,000	5,369,380
4.90%, 6/15/42	1,500,000	1,527,627
Total Capital International SA:
1.55%, 6/28/17	2,000,000	2,028,638
2.70%, 1/25/23	2,000,000	1,932,024
Toyota Motor Credit Corp., 2.05%, 1/12/17	3,500,000	3,595,246
TransContinental Gas Pipe Line Co. LLC, 4.45%, 8/1/42	2,000,000	2,006,416
United Airlines, Inc., 6.75%, 9/15/15 (e)	2,000,000	2,017,500
United Technologies Corp., 4.50%, 6/1/42	2,900,000	3,037,356
Verizon Communications, Inc.:
4.50%, 9/15/20	1,500,000	1,649,988
5.15%, 9/15/23	6,700,000	7,497,923
5.05%, 3/15/34	3,300,000	3,521,978
6.55%, 9/15/43	9,650,000	12,143,956
Viacom, Inc.:
3.875%, 4/1/24	2,000,000	2,032,394
5.25%, 4/1/44	1,950,000	2,060,046
Wachovia Capital Trust III, 5.57%, 3/29/49 (r)	7,060,000	6,848,200
Wal-Mart Stores, Inc.:
2.55%, 4/11/23	1,400,000	1,348,960
4.00%, 4/11/43	4,150,000	3,975,322
WellPoint, Inc., 4.65%, 1/15/43	2,000,000	2,033,446
Wells Fargo & Co.:
1.15%, 6/2/17	1,400,000	1,397,536
3.45%, 2/13/23	2,000,000	1,990,214
4.10%, 6/3/26	2,000,000	2,025,198
Whirlpool Corp.:
2.40%, 3/1/19	1,000,000	1,006,366
4.00%, 3/1/24	1,000,000	1,023,240
Williams Co.'s, Inc.:
4.55%, 6/24/24	1,900,000	1,918,812
5.75%, 6/24/44	6,000,000	6,051,624
Williams Partners LP:
4.30%, 3/4/24	1,000,000	1,042,898
3.90%, 1/15/25	2,000,000	2,009,228
5.40%, 3/4/44	750,000	804,623
4.90%, 1/15/45	750,000	747,644
Zoetis, Inc.:
3.25%, 2/1/23	1,000,000	989,196
4.70%, 2/1/43	1,400,000	1,421,960

Total Corporate Bonds (Cost $763,596,855)		794,862,672

MUNICIPAL OBLIGATIONS - 0.4%
Government Development Bank for Puerto Rico Revenue Bonds:
3.448%, 2/1/15 (b)	1,235,000	1,201,038
4.704%, 5/1/16	3,085,000	2,591,400

Total Municipal Obligations (Cost $3,875,680)		3,792,438

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.0%
Premier Aircraft Leasing EXIM 1 Ltd., 3.547%, 4/10/22	105	111

Total U.S. Government Agencies and Instrumentalities (Cost $105)		111

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.0%
Ginnie Mae, 11.00%, 10/15/15	88	89

Total U.S. Government Agency Mortgage-Backed Securities (Cost $88)		89

U.S. TREASURY OBLIGATIONS - 3.2%
United States Treasury Bonds, 3.625%, 2/15/44	1,075,000	1,134,460
United States Treasury Notes:
0.50%, 6/30/16	3,680,000	3,683,161
0.875%, 6/15/17	14,995,000	15,000,863
2.50%, 5/15/24	10,070,000	10,055,842

Total U.S. Treasury Obligations (Cost $29,789,342)		29,874,326

SOVEREIGN GOVERNMENT BONDS - 0.7%
Province of Ontario Canada, 2.45%, 6/29/22	4,000,000	3,905,720
Province of Quebec Canada, 2.625%, 2/13/23	2,700,000	2,630,416

Total Sovereign Government Bonds (Cost $6,677,615)		6,536,136

TIME DEPOSIT - 0.1%
State Street Bank Time Deposit, 0.083%, 7/1/14	1,115,796	1,115,796

Total Time Deposit (Cost $1,115,796)		1,115,796

TOTAL INVESTMENTS (Cost $890,714,658) - 98.9%		922,164,712
Other assets and liabilities, net - 1.1%		10,659,118
NET ASSETS - 100%		$932,823,830

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
2 Year U.S. Treasury Notes	48	9/14	$10,540,500	($8,963)
5 Year U.S. Treasury Notes	206	9/14	24,608,953	(12,359)
Ultra U.S. Treasury Bonds	125	9/14	18,742,188	147,700
Total Purchased				$126,378

Sold:
10 Year U.S. Treasury Notes	642	9/14	$80,360,344	$244,742

(b) This security was valued under the direction of the Board of Trustees. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(w) Security is in default and is no longer accruing interest.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(z) Security is in default for interest only.

* Non-income producing security.

Abbreviations:
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
REIT: Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2014

ASSET-BACKED SECURITIES - 13.0%	PRINCIPAL AMOUNT	VALUE
American Credit Acceptance Receivables Trust:
1.45%, 4/16/18 (e)	$8,633,240	$8,667,082
5.91%, 7/15/19 (e)	4,500,000	4,590,680
2.39%, 11/12/19 (e)	3,820,000	3,850,029
American Homes 4 Rent:
1.60%, 6/17/31 (e)(r)	2,000,000	2,000,384
2.00%, 6/17/31 (e)(r)	2,000,000	1,997,262
2.35%, 6/17/31 (e)(r)	2,750,000	2,740,917
AmeriCredit Automobile Receivables Trust, 1.31%, 11/8/17	4,000,000	4,024,720
BCC Funding VIII LLC, 1.794%, 6/20/20 (e)	4,352,031	4,349,420
Capital Automotive REIT, 5.73%, 12/15/38 (e)	4,747,166	5,064,021
Carfinance Capital Auto Trust, 3.15%, 8/15/19 (e)	7,250,000	7,354,458
CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (e)	6,181,875	6,349,497
Colony American Homes, 1.50%, 7/17/31 (e)(r)	5,100,000	5,052,060
CPS Auto Receivables Trust:
2.78%, 6/17/19 (e)	584,994	594,829
1.31%, 6/15/20 (e)	1,432,414	1,434,067
CPS Auto Trust:
1.82%, 12/16/19 (e)	1,548,264	1,562,130
1.82%, 9/15/20 (e)	3,191,866	3,205,425
Cronos Containers Program Ltd., 3.81%, 9/18/27 (e)	2,145,000	2,155,753
CV Mortgage Loan Trust, 4.311%, 12/25/43 (e)(r)	3,108,256	3,150,982
DT Auto Owner Trust, 1.67%, 2/15/19 (e)	7,000,000	7,029,057
Element Rail Leasing I LLC, 2.299%, 4/19/44 (e)	6,827,493	6,807,011
Ellington Loan Acquisition Trust, 1.052%, 5/25/37 (e)(r)	3,386,281	3,340,509
Exeter Automobile Receivables Trust:
3.18%, 3/15/17 (e)	3,770,000	3,798,905
1.49%, 11/15/17 (e)	3,409,023	3,422,928
First Investors Auto Owner Trust, 1.47%, 5/15/18 (e)	1,859,341	1,867,481
Flagship Credit Auto Trust:
1.32%, 4/16/18 (e)	1,810,087	1,813,295
1.94%, 1/15/19 (e)	2,225,678	2,233,581
Flagship Rail Services LLC:
1.80%, 4/15/43 (e)	3,881,698	3,866,668
3.08%, 4/15/43 (e)	6,940,015	7,007,708
3.96%, 4/15/43 (e)	3,987,186	4,070,889
HLSS Servicer Advance Receivables Trust, 1.244%, 1/17/45 (e)	1,000,000	1,000,800
Invitation Homes Trust:
1.60%, 12/17/30 (e)(r)	1,200,000	1,200,006
1.652%, 6/17/31 (e)(r)	1,500,000	1,507,960
2.252%, 6/17/31 (e)(r)	15,000,000	15,120,615
Navistar Financial Dealer Note Master Trust, 0.82%, 1/25/18 (e)(r)	5,700,000	5,700,661
OneMain Financial Issuance Trust:
2.43%, 6/18/24 (e)	3,300,000	3,299,934
3.24%, 6/18/24 (e)	5,400,000	5,440,500
Santander Drive Auto Receivables Trust:
1.33%, 5/15/17	3,000,000	3,015,939
1.94%, 3/15/18	3,640,000	3,696,147
Sierra Receivables Funding Co. LLC:
2.84%, 11/20/28 (e)	2,420,880	2,472,289
3.58%, 11/20/28 (e)	4,903,047	5,026,354
1.87%, 8/20/29 (e)	3,731,417	3,763,560
1.59%, 11/20/29 (e)	3,739,636	3,755,746
2.39%, 11/20/29 (e)	1,121,891	1,130,928
2.07%, 3/20/30 (e)	3,443,604	3,449,334
2.42%, 3/20/30 (e)	3,443,604	3,437,509
Sierra Timeshare Receivables Funding LLC:
2.92%, 11/20/25 (e)	1,700,608	1,725,440
4.36%, 7/20/28 (e)	647,235	669,962
SLM Private Credit Student Loan Trust, 0.521%, 12/15/39 (r)	1,839,930	1,589,528
SNAAC Auto Receivables Trust:
1.14%, 7/16/18 (e)	2,442,956	2,445,653
3.07%, 8/15/18 (e)	3,000,000	3,064,119
Springleaf Funding Trust, 2.41%, 12/15/22 (e)	5,000,000	5,008,825
Structured Asset Securities Corp. Mortgage Loan Trust, 0.272%, 1/25/37 (e)(r)	3,351,103	3,255,181
SVO VOI Mortgage Corp., 2.00%, 9/20/29 (e)	1,989,194	1,996,134
TAL Advantage V LLC:
3.55%, 11/20/38 (e)	4,890,308	4,983,229
3.51%, 2/22/39 (e)	1,933,333	1,964,199
4.10%, 2/22/39 (e)	1,933,333	1,958,527
1.70%, 5/20/39 (e)	6,851,109	6,790,134
TOP-RE, Series 2013-LTR1, Class A Notes, 3.47%, 11/20/28	2,202,476	2,204,890
US Residential Opportunity Fund Trust, 3.466%, 3/25/34 (e)(r)	5,370,227	5,413,457
VOLT XVI LLC, 4.25%, 8/25/58 (e)(r)	1,691,880	1,705,416
VOLT XX LLC, 3.625%, 3/25/54 (e)(r)	1,900,315	1,912,192
VOLT XXI LLC, 3.625%, 11/25/53 (e)(r)	2,383,867	2,395,672
VOLT XXIII LLC, 3.625%, 11/25/53 (e)(r)	3,371,310	3,366,927
VOLT XXIV LLC, 3.25%, 11/25/53 (e)(r)	3,212,786	3,220,567

Total Asset-Backed Securities (Cost $231,334,417)		232,090,082

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 1.9%
CAM Mortgage Trust, 2.60%, 5/15/48 (b)(e)(r)	9,300,000	9,300,000
Fannie Mae Connecticut Avenue Securities:
2.152%, 10/25/23 (r)	2,740,430	2,812,945
CAS 2014-C02 1M2, 2.751%, 5/25/24 (r)	5,300,000	5,277,576
CAS 2014-C02 2M2, 2.751%, 5/25/24 (r)	4,400,000	4,399,995
Freddie Mac Structured Agency Credit Risk Debt Notes, 1.602%, 11/25/23 (r)	3,474,186	3,511,755
Springleaf Mortgage Loan Trust:
1.27%, 6/25/58 (e)(r)	7,050,661	7,025,427
1.57%, 12/25/59 (e)(r)	1,980,379	1,979,302

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $34,308,608)		34,307,000

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.8%
BAMLL-DB Trust, 2.343%, 4/13/29 (e)	146,246	148,335
Boca Hotel Portfolio Trust, 1.902%, 8/15/26 (e)(r)	5,200,000	5,210,863
CGBAM Commercial Mortgage Trust:
1.952%, 5/15/30 (e)(r)	7,500,000	7,528,101
1.352%, 2/15/31 (e)(r)	2,000,000	2,000,718
1.752%, 2/15/31 (e)(r)	2,750,000	2,751,430
COMM Mortgage Trust, 0.382%, 12/15/20 (e)(r)	2,778,468	2,763,095
COMM SAVA Mortgage Trust, 3.25%, 6/15/34 (e)(r)	4,200,000	4,202,478
Commercial Mortgage Pass Through Certificates:
1.904%, 6/11/27 (e)(r)	5,000,000	4,975,000
3.25%, 11/27/28 (e)(r)	2,066,101	2,072,603
1.751%, 6/8/30 (e)(r)	15,000,000	15,042,555
CSMC Series:
2.00%, 4/15/27 (e)(r)	3,000,000	3,008,766
2.40%, 4/15/27 (e)(r)	2,000,000	2,007,598
EQTY INNS Mortgage Trust:
1.754%, 5/8/31 (e)(r)	4,500,000	4,500,414
2.504%, 5/8/31 (e)(r)	7,269,000	7,269,654
Extended Stay America Trust:
2.958%, 12/5/31 (e)	1,175,000	1,192,113
3.604%, 12/5/31 (e)	7,760,000	7,957,764
GE Business Loan Trust, 0.652%, 11/15/33 (e)(r)	1,896,602	1,787,942
Hilton USA Trust:
1.651%, 11/5/30 (e)(r)	7,000,000	7,017,605
3.367%, 11/5/30 (e)	5,615,000	5,765,707
3.714%, 11/5/30 (e)	5,000,000	5,112,885
JP Morgan Chase Commercial Mortgage Securities Trust:
3.751%, 6/15/29 (e)(r)	7,300,000	7,302,263
1.302%, 4/15/30 (e)(r)	11,000,000	10,984,204
ORES NPL LLC:
3.00%, 3/27/24 (e)	7,707,328	7,707,836
3.081%, 9/25/25 (e)	2,552,757	2,552,887
RREF LT1 LLC, 2.833%, 5/22/28 (e)	1,111,896	1,112,614

Total Commercial Mortgage-Backed Securities (Cost $121,507,395)		121,975,430

CORPORATE BONDS - 71.8%
99¢ Only Stores, 11.00%, 12/15/19	1,500,000	1,661,250
AbbVie, Inc., 1.75%, 11/6/17	2,000,000	2,010,908
Aetna, Inc., 1.50%, 11/15/17	1,000,000	1,003,787
Alliance Mortgage Investments, Inc., 12.61%, 6/1/10 (b)(r)(x)*	385,345	—
America Movil SAB de CV:
2.375%, 9/8/16	2,250,000	2,313,518
1.23%, 9/12/16 (r)	5,000,000	5,059,920
American Airlines Pass Through Trust, 4.95%, 7/15/24 (e)	2,426,001	2,626,146
American Express Centurion Bank:
0.674%, 11/13/15 (r)	6,150,000	6,177,226
0.875%, 11/13/15	2,000,000	2,009,924
American Express Credit Corp., 1.33%, 6/12/15 (r)	2,500,000	2,524,845
American International Group, Inc.:
5.60%, 10/18/16	2,000,000	2,198,798
3.375%, 8/15/20	2,700,000	2,805,662
American Tower Corp., 4.70%, 3/15/22	3,500,000	3,763,802
Amgen, Inc.:
1.875%, 11/15/14	2,000,000	2,011,250
3.45%, 10/1/20	800,000	836,619
Anadarko Petroleum Corp., 6.375%, 9/15/17	2,400,000	2,763,216
Anheuser-Busch InBev Finance, Inc., 1.25%, 1/17/18	5,000,000	4,963,935
Antero Resources Finance Corp., 6.00%, 12/1/20	1,000,000	1,072,500
Apache Corp., 1.75%, 4/15/17	1,000,000	1,017,720
ArcelorMittal:
4.25%, 2/25/15	2,000,000	2,032,500
6.125%, 6/1/18	2,300,000	2,524,250
AT&T, Inc.:
2.40%, 8/15/16	13,000,000	13,396,071
1.60%, 2/15/17	5,000,000	5,058,520
1.40%, 12/1/17	2,000,000	1,991,610
2.375%, 11/27/18	2,700,000	2,745,276
3.875%, 8/15/21	2,100,000	2,234,093
Bank of America Corp.:
5.25%, 12/1/15	2,000,000	2,113,362
0.554%, 8/15/16 (r)	4,500,000	4,460,670
1.35%, 11/21/16	2,000,000	2,005,882
5.70%, 5/2/17	5,000,000	5,548,595
6.40%, 8/28/17	5,000,000	5,711,395
1.266%, 1/15/19 (r)	5,950,000	6,026,428
2.60%, 1/15/19	10,000,000	10,117,630
2.65%, 4/1/19	5,000,000	5,068,000
4.125%, 1/22/24	5,900,000	6,082,859
4.00%, 4/1/24	2,000,000	2,041,062
Bank of America NA:
5.30%, 3/15/17	26,400,000	29,035,644
0.531%, 6/15/17 (r)	19,537,000	19,311,387
6.10%, 6/15/17	1,155,000	1,303,043
Barrick North America Finance LLC, 4.40%, 5/30/21	1,500,000	1,569,411
Becton Dickinson and Co., 1.75%, 11/8/16	2,000,000	2,037,820
Berkshire Hathaway Finance Corp.:
2.90%, 10/15/20	2,000,000	2,059,796
3.00%, 5/15/22	3,000,000	3,016,485
Berkshire Hathaway, Inc., 1.90%, 1/31/17	3,000,000	3,072,198
Beverages & More, Inc., 10.00%, 11/15/18 (e)	1,500,000	1,470,000
BHP Billiton Finance USA Ltd.:
1.125%, 11/21/14	5,000,000	5,016,865
1.875%, 11/21/16	3,000,000	3,072,621
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	7,869,000	8,714,917
Bombardier, Inc., 4.75%, 4/15/19 (e)	2,000,000	2,035,000
Bon-Ton Department Stores, Inc., 8.00%, 6/15/21	1,500,000	1,428,750
BP Capital Markets plc:
1.846%, 5/5/17	5,000,000	5,106,550
1.375%, 5/10/18	2,000,000	1,981,388
2.237%, 5/10/19	1,000,000	1,008,584
Caisse Centrale Desjardins, 2.55%, 3/24/16 (e)	10,000,000	10,336,100
Cantor Fitzgerald LP:
6.375%, 6/26/15 (e)	4,000,000	4,140,000
7.875%, 10/15/19 (e)	4,500,000	4,992,768
Capital One Bank:
1.20%, 2/13/17	3,500,000	3,499,850
2.25%, 2/13/19	3,000,000	3,019,044
Capital One Financial Corp.:
1.376%, 7/15/14 (r)	5,000,000	5,001,775
0.863%, 11/6/15 (r)	2,000,000	2,009,760
1.00%, 11/6/15	3,500,000	3,509,597
3.15%, 7/15/16	8,000,000	8,348,344
6.15%, 9/1/16	3,800,000	4,205,327
Carrols Restaurant Group, Inc., 11.25%, 5/15/18	1,500,000	1,689,375
Caterpillar Financial Services Corp.:
1.125%, 12/15/14	5,000,000	5,019,550
0.70%, 11/6/15	2,000,000	2,006,842
1.25%, 11/6/17	1,000,000	995,713
Cemex SAB de CV:
5.234%, 9/30/15 (e)(r)	14,050,000	14,612,000
4.976%, 10/15/18 (e)(r)	2,000,000	2,150,000
6.50%, 12/10/19 (e)	3,000,000	3,213,750
CenturyLink, Inc.:
6.15%, 9/15/19	2,040,000	2,223,600
6.45%, 6/15/21	7,000,000	7,595,000
Checkers Drive-In Restaurants, Inc., 11.00%, 12/1/17 (e)	2,500,000	2,793,750
Chesapeake Energy Corp., 3.25%, 3/15/16	4,000,000	4,025,000
Chevron Corp., 2.355%, 12/5/22	1,500,000	1,441,896
Cisco Systems, Inc., 2.125%, 3/1/19	4,600,000	4,635,742
CIT Group, Inc.:
4.25%, 8/15/17	8,325,000	8,684,016
5.25%, 3/15/18	2,500,000	2,684,375
3.875%, 2/19/19	1,325,000	1,345,670
Citigroup, Inc.:
0.501%, 6/9/16 (r)	18,000,000	17,836,290
2.50%, 9/26/18	24,000,000	24,391,176
2.55%, 4/8/19	5,000,000	5,039,100
Clearwater Paper Corp., 7.125%, 11/1/18	2,000,000	2,100,000
ConAgra Foods, Inc.:
1.35%, 9/10/15	2,000,000	2,014,778
1.90%, 1/25/18	2,000,000	2,004,822
Continental Resources, Inc., 7.125%, 4/1/21	6,155,000	6,970,538
Costco Wholesale Corp., 1.70%, 12/15/19	3,000,000	2,954,502
Crown Castle Towers LLC:
5.495%, 1/15/37 (e)	4,000,000	4,317,104
4.174%, 8/15/37 (e)	5,500,000	5,839,850
CVS Pass-Through Trust, 6.036%, 12/10/28	1,820,615	2,095,817
Daimler Finance North America LLC, 1.875%, 9/15/14 (e)	1,500,000	1,504,648
DDR Corp., 4.75%, 4/15/18	9,265,000	10,083,377
Delta Air Lines Pass Through Trust, 6.75%, 5/23/17	2,750,000	2,942,500
Deutsche Telekom International Finance BV, 2.25%, 3/6/17 (e)	4,000,000	4,103,644
Devon Energy Corp., 1.875%, 5/15/17	2,000,000	2,034,550
Discover Bank, 8.70%, 11/18/19	2,107,000	2,677,894
Discover Financial Services, 6.45%, 6/12/17	4,175,000	4,749,163
Dr Pepper Snapple Group, Inc., 2.60%, 1/15/19	3,000,000	3,047,667
Duke Energy Carolinas LLC, 1.75%, 12/15/16	3,000,000	3,067,035
Eaton Corp., 0.95%, 11/2/15	3,000,000	3,013,224
Ecolab, Inc., 3.00%, 12/8/16	5,000,000	5,229,380
Enterprise Products Operating LLC, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	22,805,000	26,029,627
ERP Operating LP:
5.25%, 9/15/14	6,811,000	6,874,737
2.375%, 7/1/19	2,000,000	2,007,888
Exopack Holdings SA, 7.875%, 11/1/19 (e)	3,250,000	3,477,500
FGI Operating Co. LLC / FGI Finance, Inc., 7.875%, 5/1/20	5,150,000	5,484,750
Fifth Third Bancorp, 0.651%, 12/20/16 (r)	12,000,000	11,915,208
FMG Resources August 2006 Pty Ltd., 6.00%, 4/1/17 (e)	5,228,000	5,397,910
Ford Motor Credit Co. LLC:
4.207%, 4/15/16	18,550,000	19,577,744
3.984%, 6/15/16	4,000,000	4,226,688
4.25%, 2/3/17	4,500,000	4,832,712
0.80%, 12/6/17 (r)	4,000,000	4,002,632
2.375%, 3/12/19	2,600,000	2,612,620
Freeport-McMoRan Copper & Gold, Inc.:
1.40%, 2/13/15	4,000,000	4,015,832
2.375%, 3/15/18	2,000,000	2,029,814
3.10%, 3/15/20	2,000,000	2,019,774
General Electric Capital Corp.:
2.90%, 1/9/17	13,900,000	14,540,012
2.30%, 4/27/17	9,000,000	9,295,722
0.941%, 4/2/18 (r)	5,000,000	5,066,670
5.625%, 5/1/18	2,100,000	2,406,254
2.10%, 12/11/19	1,000,000	999,500
4.625%, 1/7/21	1,300,000	1,447,599
General Electric Capital Corp. / LJ VP Holdings LLC, 3.80%, 6/18/19 (e)	5,000,000	5,311,155
Gibson Brands, Inc., 8.875%, 8/1/18 (e)	2,900,000	2,983,375
Gilead Sciences, Inc.:
2.40%, 12/1/14	2,000,000	2,016,250
3.05%, 12/1/16	3,000,000	3,143,772
2.05%, 4/1/19	2,000,000	2,001,342
Glencore Finance Canada Ltd., 2.05%, 10/23/15 (e)	4,000,000	4,045,312
Glencore Funding LLC:
1.70%, 5/27/16 (e)	3,000,000	3,027,306
1.586%, 1/15/19 (e)(r)	8,000,000	8,038,576
3.125%, 4/29/19 (e)	2,000,000	2,039,600
Goldman Sachs Group, Inc.:
3.625%, 2/7/16	2,300,000	2,397,237
2.375%, 1/22/18	6,900,000	7,007,198
6.15%, 4/1/18	4,600,000	5,275,372
1.324%, 11/15/18 (r)	8,000,000	8,109,264
2.625%, 1/31/19	10,800,000	10,946,794
4.00%, 3/3/24	2,500,000	2,544,898
Goodrich Petroleum Corp., 8.875%, 3/15/19	2,250,000	2,396,250
Great River Energy, 5.829%, 7/1/17 (e)	8,836,555	9,612,157
Harland Clarke Holdings Corp., 9.75%, 8/1/18 (e)	2,000,000	2,197,500
Harley-Davidson Financial Services, Inc., 1.15%, 9/15/15 (e)	3,000,000	3,015,795
Health Net, Inc., 6.375%, 6/1/17	2,950,000	3,241,312
Hercules Offshore, Inc., 8.75%, 7/15/21 (e)	5,706,000	6,034,095
Hewlett-Packard Co., 1.781%, 9/19/14 (r)	8,000,000	8,024,448
HSBC USA, Inc., 2.375%, 2/13/15	2,000,000	2,024,886
Hyundai Capital America:
1.875%, 8/9/16 (e)	1,000,000	1,014,714
2.875%, 8/9/18 (e)	1,000,000	1,028,927
Hyundai Capital Services, Inc., 3.50%, 9/13/17 (e)	3,000,000	3,156,180
Innovation Ventures LLC / Innovation Ventures Finance Corp., 9.50%, 8/15/19 (e)	5,000,000	4,925,000
International Business Machines Corp., 1.95%, 7/22/16	5,000,000	5,131,110
International Lease Finance Corp.:
6.50%, 9/1/14 (e)	5,000,000	5,037,500
4.875%, 4/1/15	4,750,000	4,868,750
Jefferies Group LLC, 5.125%, 4/13/18	6,500,000	7,121,549
JLL/Delta Dutch Newco BV, 7.50%, 2/1/22 (e)	1,750,000	1,811,250
John Deere Capital Corp.:
1.25%, 12/2/14	1,860,000	1,867,780
1.95%, 3/4/19	2,430,000	2,431,091
JPMorgan Chase & Co.:
1.129%, 1/25/18 (r)	5,000,000	5,070,435
2.35%, 1/28/19	21,700,000	21,953,977
3.875%, 2/1/24	2,000,000	2,059,556
3.625%, 5/13/24	1,500,000	1,506,014
JPMorgan Chase Bank NA, 5.875%, 6/13/16	8,000,000	8,752,704
Kenan Advantage Group, Inc., 8.375%, 12/15/18 (e)	2,000,000	2,140,000
KeyBank, 5.80%, 7/1/14	7,500,000	7,500,000
Kia Motors Corp., 3.625%, 6/14/16 (e)	5,850,000	6,125,547
Kinder Morgan Energy Partners LP:
2.65%, 2/1/19	1,000,000	1,012,091
3.45%, 2/15/23	3,000,000	2,911,332
Kodiak Oil & Gas Corp., 8.125%, 12/1/19	500,000	553,750
Koppers, Inc., 7.875%, 12/1/19	2,500,000	2,653,125
Kraft Foods Group, Inc.:
1.625%, 6/4/15	1,000,000	1,010,293
2.25%, 6/5/17	2,000,000	2,054,498
Laboratory Corp. of America Holdings, 2.50%, 11/1/18	2,500,000	2,547,435
Landry's, Inc., 9.375%, 5/1/20 (e)	4,441,000	4,885,100
Lear Corp., 8.125%, 3/15/20	1,164,000	1,252,755
Leucadia National Corp.:
8.125%, 9/15/15	4,200,000	4,530,750
5.50%, 10/18/23	2,700,000	2,868,005
Life Technologies Corp., 6.00%, 3/1/20	3,200,000	3,740,115
Lockheed Martin Corp., 2.125%, 9/15/16	2,000,000	2,058,874
LyondellBasell Industries NV:
5.00%, 4/15/19	4,500,000	5,075,892
6.00%, 11/15/21	2,500,000	2,989,388
Macquarie Bank Ltd., 1.65%, 3/24/17 (e)	5,000,000	5,029,050
Macquarie Group Ltd., 3.00%, 12/3/18 (e)	2,000,000	2,051,620
Masco Corp., 5.85%, 3/15/17	3,010,000	3,318,525
Metropolitan Life Global Funding I, 1.50%, 1/10/18 (e)	8,000,000	7,942,888
Microsoft Corp., 0.875%, 11/15/17	1,000,000	992,530
Molson Coors Brewing Co., 2.00%, 5/1/17	1,000,000	1,018,343
Morgan Stanley:
4.75%, 3/22/17	9,700,000	10,560,768
1.509%, 4/25/18 (r)	11,000,000	11,218,108
2.125%, 4/25/18	4,750,000	4,802,179
2.50%, 1/24/19	5,000,000	5,056,000
Mylan, Inc.:
1.80%, 6/24/16	2,000,000	2,028,322
2.60%, 6/24/18	1,000,000	1,015,739
National City Corp., 6.875%, 5/15/19	1,500,000	1,791,483
National Money Mart Co., 10.375%, 12/15/16	3,250,000	3,424,688
National Oilwell Varco, Inc., 1.35%, 12/1/17	1,000,000	1,000,277
Nationwide Health Properties, Inc., 6.90%, 10/1/37	5,890,000	7,240,447
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (e)	2,000,000	1,983,176
NBCUniversal Media LLC:
2.875%, 4/1/16	5,000,000	5,189,375
4.375%, 4/1/21	5,000,000	5,517,610
New York Life Global Funding, 1.65%, 5/15/17 (e)	3,050,000	3,087,549
NII Capital Corp.:
10.00%, 8/15/16	12,400,000	3,844,000
7.625%, 4/1/21	4,870,000	1,400,125
Nissan Motor Acceptance Corp.:
1.95%, 9/12/17 (e)	5,000,000	5,063,320
2.65%, 9/26/18 (e)	4,600,000	4,720,778
2.35%, 3/4/19 (e)	3,800,000	3,826,866
Noble Holding International Ltd., 2.50%, 3/15/17	2,000,000	2,046,066
Northern Tier Energy LLC / Northern Tier Finance Corp., 7.125%, 11/15/20	4,000,000	4,335,000
Northrop Grumman Corp., 1.75%, 6/1/18	2,000,000	1,990,248
Numericable Group SA, 4.875%, 5/15/19 (e)	2,000,000	2,052,500
Nuveen Investments, Inc., 9.50%, 10/15/20 (e)	4,000,000	4,740,000
Oracle Corp.:
2.25%, 10/8/19	7,000,000	4,994,400
2.80%, 7/8/21	2,000,000	1,997,100
Penske Truck Leasing Co. LP / PTL Finance Corp.:
2.50%, 3/15/16 (e)	5,000,000	5,139,625
3.75%, 5/11/17 (e)	3,000,000	3,187,692
Permian Holdings, Inc., 10.50%, 1/15/18 (e)	2,750,000	2,825,625
Pernod Ricard SA:
2.95%, 1/15/17 (e)	5,000,000	5,199,640
4.25%, 7/15/22 (e)	2,000,000	2,094,804
Perrigo Co. plc, 1.30%, 11/8/16 (e)	1,000,000	998,511
Pioneer Natural Resources Co., 5.875%, 7/15/16	14,450,000	15,812,274
Plains Exploration & Production Co., 8.625%, 10/15/19	2,500,000	2,675,000
Prospect Medical Holdings, Inc., 8.375%, 5/1/19 (e)	2,129,000	2,320,610
Prudential Covered Trust, 2.997%, 9/30/15 (e)	320,000	327,783
Quicksilver Resources, Inc., 7.125%, 4/1/16	5,750,000	5,131,875
Regions Bank, 7.50%, 5/15/18	3,800,000	4,522,806
Regions Financial Corp., 5.75%, 6/15/15	7,750,000	8,100,067
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC, 9.00%, 4/15/19	1,100,000	1,164,625
Rio Tinto Finance USA plc:
1.072%, 6/17/16 (r)	5,000,000	5,043,100
2.00%, 3/22/17	3,500,000	3,581,851
Royal Bank of Canada, 1.20%, 9/19/18	16,910,000	16,866,660
Ryder System, Inc., 3.15%, 3/2/15	4,000,000	4,071,380
SABMiller Holdings, Inc.:
2.45%, 1/15/17 (e)	9,000,000	9,274,446
2.20%, 8/1/18 (e)	8,700,000	8,791,802
SandRidge Energy, Inc., 7.50%, 3/15/21	1,900,000	2,059,125
SBA Tower Trust, 2.24%, 4/15/43 (e)	12,000,000	11,906,628
Shell International Finance BV, 1.90%, 8/10/18	4,700,000	4,755,507
Sherwin-Williams Co., 1.35%, 12/15/17	2,000,000	2,002,580
Simon Property Group LP:
5.25%, 12/1/16	2,000,000	2,184,532
2.80%, 1/30/17	5,000,000	5,211,895
Sinclair Television Group, Inc., 8.375%, 10/15/18	2,190,000	2,313,188
Spencer Spirit Holdings, Inc.:
11.00%, 5/1/17 (e)	14,960,000	15,876,300
9.00%, 5/1/18 (e)	8,100,000	8,299,260
St. Jude Medical, Inc., 2.50%, 1/15/16	920,000	944,479
SunTrust Bank, 0.517%, 8/24/15 (r)	5,175,000	5,168,821
SunTrust Banks, Inc., 3.50%, 1/20/17	2,500,000	2,646,950
SUPERVALU, Inc.:
8.00%, 5/1/16	1,750,000	1,922,812
6.75%, 6/1/21	4,000,000	4,120,000
Symantec Corp.:
2.75%, 9/15/15	2,710,000	2,771,487
2.75%, 6/15/17	5,000,000	5,133,685
Teekay Offshore Partners LP/Teekay Offshore Finance Corp., 6.00%, 7/30/19	1,000,000	1,005,000
Telefonica Emisiones SAU:
3.992%, 2/16/16	5,270,000	5,517,679
3.192%, 4/27/18	3,000,000	3,135,225
The Hartford Financial Services Group, Inc., 4.00%, 10/15/17	5,000,000	5,395,320
The Hertz Corp., 7.50%, 10/15/18	2,000,000	2,095,000
Thermo Fisher Scientific, Inc.:
1.30%, 2/1/17	2,000,000	2,002,948
2.40%, 2/1/19	1,000,000	1,010,176
Time Warner Cable, Inc.:
6.75%, 7/1/18	3,000,000	3,549,930
8.75%, 2/14/19	1,500,000	1,923,710
Time Warner, Inc., 4.05%, 12/15/23	2,500,000	2,593,260
Total Capital International SA, 1.55%, 6/28/17	3,000,000	3,042,957
Toyota Motor Credit Corp., 2.05%, 1/12/17	7,600,000	7,806,819
UDR, Inc., 3.70%, 10/1/20	2,000,000	2,097,642
United Airlines, Inc., 6.75%, 9/15/15 (e)	5,871,000	5,922,371
UnitedHealth Group, Inc., 1.875%, 11/15/16	2,000,000	2,047,294
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	24,379,000	24,952,565
Ventas Realty LP / Ventas Capital Corp.:
4.00%, 4/30/19	2,000,000	2,148,764
2.70%, 4/1/20	3,000,000	2,985,738
Verizon Communications, Inc.:
2.00%, 11/1/16	5,000,000	5,104,650
1.35%, 6/9/17	5,000,000	4,998,330
3.65%, 9/14/18	4,250,000	4,545,294
4.50%, 9/15/20	4,500,000	4,949,964
5.15%, 9/15/23	5,000,000	5,595,465
Viacom, Inc.:
2.50%, 12/15/16	2,000,000	2,061,516
2.20%, 4/1/19	3,000,000	3,008,067
Virgin Media Finance plc, 4.875%, 2/15/22	1,000,000	942,500
Volkswagen International Finance NV:
1.125%, 11/18/16 (e)	2,000,000	2,007,058
2.125%, 11/20/18 (e)	1,000,000	1,009,847
Vornado Realty LP, 5.00%, 1/15/22	1,500,000	1,643,062
Wachovia Capital Trust III, 5.57%, 3/29/49 (r)	5,090,000	4,937,300
WellPoint, Inc.:
1.25%, 9/10/15	1,000,000	1,007,634
1.875%, 1/15/18	2,000,000	2,014,040
Wells Fargo & Co., 1.15%, 6/2/17	5,000,000	4,991,200
Williams Co.'s, Inc., 4.55%, 6/24/24	3,000,000	3,029,703
Xerox Corp.:
4.25%, 2/15/15	2,750,000	2,813,327
2.75%, 3/15/19	2,000,000	2,037,204
Yara International ASA, 5.25%, 12/15/14 (e)	5,250,000	5,359,646
Zimmer Holdings, Inc., 1.40%, 11/30/14	4,000,000	4,016,716
Zoetis, Inc., 1.875%, 2/1/18	2,750,000	2,756,188

Total Corporate Bonds (Cost $1,255,717,376)		1,284,543,779

FLOATING RATE LOANS(d)- 0.2%
BJ's Wholesale Club, Inc., 4.50%, 9/26/19 (r)	2,313,659	2,315,962
SUPERVALU, Inc., 4.50%, 3/21/19 (r)	1,470,969	1,469,820

Total Floating Rate Loans (Cost $3,774,204)		3,785,782

MUNICIPAL OBLIGATIONS - 0.7%
City of Old Town Maine Solid Waste Disposal Revenue VRDN, 0.30%, 12/1/24 (r)†	3,000,000	3,000,000
Government Development Bank for Puerto Rico Revenue Bonds:
3.448%, 2/1/15 (b)	1,725,000	1,677,562
4.704%, 5/1/16	3,000,000	2,520,000
Perry County Mississippi Revenue VRDN, 0.30%, 2/1/22 (e)(r)†	5,000,000	5,000,000
Prentiss County Mississippi Industrial Development Revenue VRDN, 0.65%, 10/1/17 (r)†	100,000	100,000

Total Municipal Obligations (Cost $12,442,972)		12,297,562

SOVEREIGN GOVERNMENT BONDS - 1.1%
Kommunalbanken AS, 0.75%, 11/21/16 (e)	1,000,000	998,115
Province of Ontario Canada, 1.65%, 9/27/19	18,345,000	18,060,854

Total Sovereign Government Bonds (Cost $19,412,619)		19,058,969

TIME DEPOSIT - 0.1%
State Street Bank Time Deposit, 0.083%, 7/1/14	1,548,751	1,548,751

Total Time Deposit (Cost $1,548,751)		1,548,751

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.1%
COP I LLC, 3.613%, 12/5/21	2,028,002	2,179,984

Total U.S. Government Agencies and Instrumentalities (Cost $2,028,001)		2,179,984

U.S. TREASURY OBLIGATIONS - 3.9%
United States Treasury Notes:
0.50%, 6/30/16	15,705,000	15,718,491
0.875%, 6/15/17	30,780,000	30,792,035
1.625%, 6/30/19	14,280,000	14,280,000
2.125%, 6/30/21	10,070,000	10,068,429

Total U.S. Treasury Obligations (Cost $70,762,411)		70,858,955

TOTAL INVESTMENTS (Cost $1,752,836,754) - 99.6%		1,782,646,294
Other assets and liabilities, net - 0.4%		7,390,384
NET ASSETS - 100%		$1,790,036,678

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Sold:
2 Year U.S. Treasury Notes	319	9/14	$70,050,406	$69,370
5 Year U.S. Treasury Notes	715	9/14	85,414,571	214,116
10 Year U.S. Treasury Notes	94	9/14	11,766,156	(10,285)
Total Sold				$273,201

(b) This security was valued under the direction of the Board of Trustees. See Note A.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

* Non-income producing security.

† The date shown for securities represents the date when principal payments must be paid. Most securities have maturity shortening features that function as put options.

Abbreviations:
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
REIT: Real Estate Investment Trust
VRDN: Variable Rate Demand Notes

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT LONG-TERM INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2014

CORPORATE BONDS - 81.8%	PRINCIPAL AMOUNT	VALUE
21st Century Fox America, Inc., 5.40%, 10/1/43	$1,000,000	$1,115,764
AbbVie, Inc., 4.40%, 11/6/42	500,000	485,402
Aetna, Inc., 4.50%, 5/15/42	500,000	508,710
Alliance Mortgage Investments, Inc., 12.61%, 6/1/10 (b)(r)(x)*	4,817	—
America Movil SAB de CV, 4.375%, 7/16/42	500,000	472,246
American International Group, Inc., 4.125%, 2/15/24	600,000	631,581
American Tower Corp., 4.70%, 3/15/22	500,000	537,686
Amgen, Inc., 5.15%, 11/15/41	1,000,000	1,073,034
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42	750,000	680,925
Apache Corp., 4.75%, 4/15/43	500,000	523,992
Apple, Inc., 3.85%, 5/4/43	250,000	229,957
AT&T, Inc., 4.35%, 6/15/45	1,200,000	1,137,502
Bank of America Corp.:
4.125%, 1/22/24	900,000	927,894
5.125% to 6/17/19, floating rate thereafter to 12/29/49 (r)	300,000	298,876
Barrick North America Finance LLC, 5.75%, 5/1/43	250,000	258,974
Berkshire Hathaway Finance Corp., 4.40%, 5/15/42	1,000,000	1,011,266
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	1,000,000	1,107,500
Cemex SAB de CV, 5.234%, 9/30/15 (e)(r)	1,000,000	1,040,000
CenturyLink, Inc.:
6.45%, 6/15/21	250,000	271,250
7.65%, 3/15/42	400,000	399,000
Chesapeake Energy Corp., 4.875%, 4/15/22	500,000	517,500
Citigroup, Inc., 5.50%, 9/13/25	800,000	892,375
Comcast Corp., 4.65%, 7/15/42	500,000	518,394
ConAgra Foods, Inc., 4.65%, 1/25/43	500,000	493,004
Continental Resources, Inc., 4.90%, 6/1/44 (e)	250,000	258,324
COX Communications, Inc., 4.70%, 12/15/42 (e)	200,000	194,498
Crown Castle Towers LLC, 4.883%, 8/15/40 (e)	900,000	994,122
Cummins, Inc., 4.875%, 10/1/43	300,000	328,828
CVS Pass-Through Trust, 6.036%, 12/10/28	292,882	337,153
Deutsche Telekom International Finance BV, 4.875%, 3/6/42 (e)	500,000	522,999
Devon Energy Corp., 4.75%, 5/15/42	500,000	519,556
Discover Bank, 7.00%, 4/15/20	500,000	600,581
Dow Chemical Co., 4.375%, 11/15/42	300,000	286,390
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	1,000,000	1,016,845
Duke Energy Progress, Inc., 4.10%, 5/15/42	500,000	495,080
Eaton Corp.:
4.00%, 11/2/32	500,000	500,318
4.15%, 11/2/42	500,000	483,802
Ecolab, Inc., 5.50%, 12/8/41	1,000,000	1,166,295
Enterprise Products Operating LLC:
4.85%, 8/15/42	500,000	517,044
4.85%, 3/15/44	500,000	515,876
7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	200,000	228,280
Ford Motor Co., 4.75%, 1/15/43	700,000	707,692
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	300,000	352,219
Freeport-McMoRan Copper & Gold, Inc., 5.45%, 3/15/43	250,000	259,372
General Electric Capital Corp., 3.45%, 5/15/24	1,000,000	1,003,578
General Electric Capital Corp. / LJ VP Holdings LLC, 3.80%, 6/18/19 (e)	600,000	637,339
General Electric Co., 4.50%, 3/11/44	1,000,000	1,041,939
Gilead Sciences, Inc., 4.80%, 4/1/44	1,000,000	1,055,195
Glencore Finance Canada Ltd., 3.60%, 1/15/17 (e)	125,000	131,145
Goldman Sachs Group, Inc., 4.00%, 3/3/24	900,000	916,163
Heineken NV, 4.00%, 10/1/42 (e)	1,000,000	923,498
Hercules Offshore, Inc., 8.75%, 7/15/21 (e)	500,000	528,750
Home Depot, Inc., 4.40%, 3/15/45	400,000	406,081
Illinois Tool Works, Inc., 3.90%, 9/1/42	500,000	471,422
Intel Corp., 4.80%, 10/1/41	250,000	264,752
International Paper Co., 4.80%, 6/15/44	200,000	201,578
JPMorgan Chase & Co.:
3.875%, 2/1/24	500,000	514,889
3.625%, 5/13/24	600,000	602,405
Kinder Morgan Energy Partners LP, 3.45%, 2/15/23	500,000	485,222
Kraft Foods Group, Inc., 3.50%, 6/6/22	1,000,000	1,026,765
Kroger Co., 5.15%, 8/1/43	1,000,000	1,080,290
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (e)	750,000	755,625
Leucadia National Corp., 6.625%, 10/23/43	400,000	428,478
Liberty Mutual Group, Inc., 4.25%, 6/15/23 (e)	750,000	777,350
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	100,000	97,444
Lowe's Co.'s, Inc., 4.65%, 4/15/42	250,000	262,319
LYB International Finance BV, 5.25%, 7/15/43	500,000	547,545
Macy's Retail Holdings, Inc., 5.125%, 1/15/42	500,000	530,364
Memorial Sloan-Kettering Cancer Center, 4.125%, 7/1/52	250,000	240,235
Methanex Corp., 5.25%, 3/1/22	1,000,000	1,105,620
MetLife, Inc., 4.875%, 11/13/43	500,000	540,670
Molson Coors Brewing Co., 5.00%, 5/1/42	1,000,000	1,046,287
Morgan Stanley, 5.00%, 11/24/25	1,100,000	1,173,225
National Oilwell Varco, Inc., 3.95%, 12/1/42	500,000	478,582
NBCUniversal Media LLC, 4.45%, 1/15/43	1,000,000	1,003,252
Newmont Mining Corp., 4.875%, 3/15/42	250,000	225,280
NII Capital Corp., 7.625%, 4/1/21	1,000,000	287,500
Noble Holding International Ltd., 5.25%, 3/15/42	1,000,000	1,035,704
Northrop Grumman Corp., 4.75%, 6/1/43	250,000	260,676
NYU Hospitals Center, 4.428%, 7/1/42	1,000,000	938,688
Oracle Corp.:
4.30%, 7/8/34	500,000	499,800
4.50%, 7/8/44	500,000	499,755
PacifiCorp, 4.10%, 2/1/42	400,000	394,798
Pernod Ricard SA, 5.50%, 1/15/42 (e)	500,000	555,635
Perrigo Co. plc, 5.30%, 11/15/43 (e)	500,000	536,377
Prudential Financial, Inc., 4.60%, 5/15/44	300,000	302,435
SABMiller Holdings, Inc.:
3.75%, 1/15/22 (e)	780,000	807,663
4.95%, 1/15/42 (e)	500,000	540,306
Shell International Finance BV, 4.55%, 8/12/43	400,000	421,316
Spencer Spirit Holdings, Inc.:
11.00%, 5/1/17 (e)	600,000	636,750
9.00%, 5/1/18 (e)	250,000	256,150
Standard Chartered plc, 3.95%, 1/11/23 (e)	800,000	795,799
Target Corp., 4.00%, 7/1/42	250,000	235,926
Time Warner Cable, Inc., 5.50%, 9/1/41	300,000	335,606
Time Warner, Inc.:
4.05%, 12/15/23	400,000	414,922
5.375%, 10/15/41	500,000	543,459
4.90%, 6/15/42	500,000	509,209
TransContinental Gas Pipe Line Co. LLC, 4.45%, 8/1/42	300,000	300,962
United Technologies Corp., 4.50%, 6/1/42	500,000	523,682
Verizon Communications, Inc.:
5.05%, 3/15/34	1,500,000	1,600,899
6.55%, 9/15/43	1,000,000	1,258,441
Viacom, Inc.:
4.50%, 2/27/42	500,000	477,162
5.25%, 4/1/44	250,000	264,108
Wachovia Capital Trust III, 5.57%, 3/29/49 (r)	600,000	582,000
Walgreen Co., 4.40%, 9/15/42	1,000,000	963,970
Wal-Mart Stores, Inc., 4.00%, 4/11/43	1,200,000	1,149,491
Williams Co.'s, Inc., 5.75%, 6/24/44	1,000,000	1,008,604
Williams Partners LP:
5.40%, 3/4/44	250,000	268,208
4.90%, 1/15/45	250,000	249,215
Zoetis, Inc., 4.70%, 2/1/43	500,000	507,843

Total Corporate Bonds (Cost $64,220,623)		65,884,452

MUNICIPAL OBLIGATIONS - 1.6%
Connecticut Special Tax Obligation Revenue Bonds, 5.459%, 11/1/30	1,000,000	1,110,460
Oakland California PO Revenue Bonds, Zero Coupon, 12/15/20	120,000	93,469
Orange County California PO Revenue Bonds, Zero Coupon, 9/1/14	95,000	94,935

Total Municipal Obligations (Cost $1,176,518)		1,298,864

U.S. TREASURY OBLIGATIONS - 10.5%
United States Treasury Bonds, 3.625%, 2/15/44	6,825,000	7,202,504
United States Treasury Notes:
0.50%, 6/30/16	45,000	45,039
1.625%, 6/30/19	580,000	580,000
2.50%, 5/15/24	645,000	644,093

Total U.S. Treasury Obligations (Cost $8,375,523)		8,471,636

TIME DEPOSIT - 6.1%
State Street Bank Time Deposit, 0.083%, 7/1/14	4,936,557	4,936,557

Total Time Deposit (Cost $4,936,557)		4,936,557

TOTAL INVESTMENTS (Cost $78,709,221) - 100.0%		80,591,509
Other assets and liabilities, net - 0.0%		(3,177)
NET ASSETS - 100%		$80,588,332

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
2 Year U.S. Treasury Notes	5	9/14	$1,097,969	($934)
Ultra U.S. Treasury Bonds	101	9/14	15,143,688	119,342
Total Purchased				$118,408

Sold:
5 Year U.S. Treasury Notes	41	9/14	$4,897,898	$15,002
10 Year U.S. Treasury Notes	247	9/14	30,917,453	98,095
Total Sold				$113,097

(b) This security was valued under the direction of the Board of Trustees. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
PO: Pension Obligation

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT ULTRA-SHORT INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2014

ASSET-BACKED SECURITIES - 28.1%	PRINCIPAL AMOUNT	VALUE
American Credit Acceptance Receivables Trust:
1.89%, 7/15/16 (e)	$698,532	$700,070
1.64%, 11/15/16 (e)	964,056	966,014
1.32%, 2/15/17 (e)	5,235,892	5,242,588
1.14%, 3/12/18 (e)	6,257,449	6,264,232
1.45%, 4/16/18 (e)	4,935,254	4,954,600
2.28%, 9/17/18 (e)	500,000	503,486
2.78%, 9/17/18 (e)	4,100,000	4,136,527
2.84%, 5/15/19 (e)	3,080,000	3,136,681
American Homes 4 Rent:
1.25%, 6/17/31 (e)(r)	7,000,000	7,009,492
1.60%, 6/17/31 (e)(r)	3,550,000	3,550,682
BCC Funding VIII LLC, 1.794%, 6/20/20 (e)	1,740,812	1,739,768
California Republic Auto Receivables Trust, 1.18%, 8/15/17 (e)	745,448	749,205
CarFinance Capital Auto Trust:
1.65%, 7/17/17 (e)	2,537,805	2,545,835
1.75%, 11/15/17 (e)	3,881,120	3,894,281
1.46%, 12/17/18 (e)	12,863,287	12,865,551
Chesapeake Funding LLC:
1.751%, 11/7/23 (e)(r)	200,000	202,206
1.401%, 4/7/24 (e)(r)	1,328,574	1,340,663
1.151%, 1/7/25 (e)(r)	2,680,000	2,696,828
Colony American Homes, 1.60%, 5/17/31 (e)(r)	1,000,000	999,658
CPS Auto Receivables Trust:
2.82%, 4/16/18 (e)	347,798	351,344
4.94%, 4/16/18 (e)	166,224	167,205
1.54%, 7/16/18 (e)	2,850,662	2,865,018
1.21%, 8/15/18 (e)	4,530,335	4,535,803
1.11%, 11/15/18 (e)	5,090,000	5,048,262
1.31%, 6/15/20 (e)	335,998	336,386
CPS Auto Trust:
1.64%, 4/16/18 (e)	5,171,876	5,199,059
1.48%, 3/16/20 (e)	1,544,587	1,551,285
Credit Acceptance Auto Loan Trust:
2.20%, 9/16/19 (e)	3,118,357	3,136,095
1.52%, 3/16/20 (e)	900,000	904,471
DT Auto Owner Trust:
0.75%, 5/16/16 (e)	894,845	895,110
1.85%, 4/17/17 (e)	205,480	205,560
Exeter Automobile Receivables Trust:
2.02%, 8/15/16 (e)	578,115	578,453
3.18%, 3/15/17 (e)	930,000	937,130
1.30%, 6/15/17 (e)	820,816	822,361
1.29%, 10/16/17 (e)	4,593,139	4,602,151
1.49%, 11/15/17 (e)	6,397,599	6,423,695
1.29%, 5/15/18 (e)	4,098,325	4,107,034
1.06%, 8/15/18 (e)	3,000,000	2,999,649
First Investors Auto Owner Trust:
2.60%, 8/15/17 (e)	26,503	26,523
1.47%, 5/15/18 (e)	743,736	746,992
Flagship Credit Auto Trust:
3.32%, 10/16/17 (e)	1,986,333	2,018,992
1.32%, 4/16/18 (e)	4,032,035	4,039,180
1.94%, 1/15/19 (e)	5,215,505	5,234,026
1.21%, 4/15/19 (e)	5,104,866	5,104,743
Ford Credit Floorplan Master Owner Trust A, 2.09%, 9/15/16	500,000	501,273
GE Capital Credit Card Master Note Trust, 1.152%, 5/15/19 (r)	1,530,000	1,537,398
HLSS Servicer Advance Receivables Backed Notes, 1.287%, 9/15/44 (e)	5,000,000	5,002,500
HLSS Servicer Advance Receivables Trust, 1.244%, 1/17/45 (e)	13,000,000	13,010,400
Invitation Homes Trust:
1.305%, 12/17/30 (e)(r)	4,957,020	4,980,419
2.10%, 12/17/30 (e)(r)	7,000,000	7,000,735
Navistar Financial Dealer Note Master Trust:
0.82%, 1/25/18 (e)(r)	2,360,000	2,360,274
0.83%, 9/25/18 (e)(r)	700,000	702,013
Navitas Equipment Receivables LLC, 1.95%, 11/15/16 (e)	1,624,763	1,625,338
New Residential Advance Receivables Trust, 1.274%, 3/15/45 (e)	5,000,000	5,005,500
Santander Consumer Acquired Receivables Trust, 3.19%, 10/15/15 (e)	994,427	996,259
Santander Drive Auto Receivables Trust:
3.11%, 5/16/16	185,000	186,399
1.33%, 5/15/17	2,000,000	2,010,626
Selene Non-Performing Loans LLC, 2.981%, 5/25/54 (e)(r)	4,000,000	4,000,200
Sierra Receivables Funding Co. LLC:
5.31%, 11/20/25 (e)	1,819,596	1,823,902
2.84%, 11/20/28 (e)	5,515,928	5,633,064
3.58%, 11/20/28 (e)	1,225,762	1,256,588
1.59%, 11/20/29 (e)	2,354,586	2,364,729
2.39%, 11/20/29 (e)	263,160	265,279
2.07%, 3/20/30 (e)	1,721,802	1,724,667
2.42%, 3/20/30 (e)	1,721,802	1,718,754
Sierra Timeshare Receivables Funding LLC:
4.23%, 4/20/26 (e)	1,688,374	1,744,595
2.66%, 8/20/29 (e)	3,696,506	3,741,799
2.70%, 10/20/30 (e)	2,087,562	2,100,714
SLM Private Credit Student Loan Trust, 0.431%, 6/15/23 (r)	4,556,000	4,404,736
SLM Private Education Loan Trust, 1.302%, 1/15/26 (e)(r)	2,000,000	2,024,916
SNAAC Auto Receivables Trust:
3.11%, 6/15/17 (e)	1,460,696	1,465,636
1.14%, 7/16/18 (e)	840,256	847,763
1.03%, 9/17/18 (e)	3,489,822	3,490,377
Springleaf Funding Trust, 2.58%, 9/15/21 (e)	7,950,000	8,008,258
Triton Container Finance LLC, 4.21%, 5/14/27 (e)	12,726,042	12,726,042
United Auto Credit Securitization Trust:
1.87%, 9/15/15 (e)	926,061	926,648
2.90%, 12/15/17 (e)	2,600,000	2,623,423
US Residential Opportunity Fund Trust, 3.466%, 3/25/34 (e)(r)	1,224,789	1,234,648
VOLT XXI LLC, 3.625%, 11/25/53 (e)(r)	1,430,321	1,437,403
VOLT XXIV LLC, 3.25%, 11/25/53 (e)(r)	1,655,071	1,659,080
Westlake Automobile Receivables Trust, 1.03%, 3/15/16 (e)	709,679	709,955

Total Asset-Backed Securities (Cost $238,906,876)		239,187,204

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 4.5%
CAM Mortgage Trust:
2.60%, 5/15/48 (b)(e)(r)	9,000,000	9,000,000
3.352%, 12/15/53 (e)(r)	2,529,634	2,532,714
Fannie Mae Connecticut Avenue Securities:
2.152%, 10/25/23 (r)	1,826,954	1,875,297
1.752%, 1/25/24 (r)	10,405,445	10,583,305
1.101%, 5/25/24 (r)	9,865,074	9,876,508
Freddie Mac Structured Agency Credit Risk Debt Notes, 1.602%, 11/25/23 (r)	4,500,240	4,548,906

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $38,219,398)		38,416,730

COMMERCIAL MORTGAGE-BACKED SECURITIES - 15.2%
BAMLL Commercial Mortgage Securities Trust:
1.652%, 9/15/26 (e)(r)	2,000,000	2,006,862
1.302%, 8/15/29 (e)(r)	8,025,000	8,030,369
Boca Hotel Portfolio Trust, 1.302%, 8/15/26 (e)(r)	5,442,361	5,446,568
CGBAM Commercial Mortgage Trust:
1.252%, 5/15/30 (e)(r)	3,000,000	3,004,716
1.312%, 5/15/30 (e)(r)	4,635,979	4,656,730
1.352%, 2/15/31 (e)(r)	5,000,000	5,001,795
COMM 2006-FL12 Mortgage Trust, 0.342%, 12/15/20 (e)(r)	6,198,030	6,171,992
COMM Mortgage Trust, 1.201%, 6/8/30 (e)(r)	2,000,000	2,006,676
Commercial Mortgage Pass Through Certificates:
1.554%, 6/11/27 (e)(r)	6,500,000	6,467,500
1.751%, 6/8/30 (e)(r)	5,000,000	5,014,185
Credit Suisse Mortgage Capital Certificates:
0.322%, 10/15/21 (e)(r)	4,027,796	4,020,050
0.402%, 10/15/21 (e)(r)	549,712	543,158
CSMC Trust:
1.46%, 2/15/29 (e)(r)	4,500,000	4,508,478
1.96%, 2/15/29 (e)(r)	1,000,000	1,003,141
2.41%, 2/15/29 (e)(r)	1,000,000	1,003,768
Del Coronado Trust, 0.952%, 3/15/26 (e)(r)	4,286,000	4,290,132
Extended Stay America Trust:
0.851%, 12/5/31 (e)(r)	5,000,000	4,997,225
0.951%, 12/5/31 (e)(r)	4,486,540	4,487,908
1.251%, 12/5/31 (e)(r)	5,000,000	4,996,720
GP Portfolio Trust, 2.102%, 2/15/27 (e)(r)	5,000,000	5,005,350
GS Mortgage Securities Corp. II:
1.001%, 11/8/29 (e)(r)	4,900,000	4,924,559
1.601%, 11/8/29 (e)(r)	4,630,000	4,664,804
Hilton USA Trust:
1.151%, 11/5/30 (e)(r)	6,500,000	6,508,177
1.651%, 11/5/30 (e)(r)	3,000,000	3,007,545
JP Morgan Chase Commercial Mortgage Securities Corp., 1.818%, 10/15/25 (e)(r)	3,690,000	3,698,767
JP Morgan Chase Commercial Mortgage Securities Trust:
1.655%, 7/17/26 (e)(r)	2,000,000	2,002,730
1.851%, 6/15/29 (e)(r)	5,700,000	5,701,767
0.932%, 4/15/30 (e)(r)	2,870,000	2,871,303
1.302%, 4/15/30 (e)(r)	1,150,000	1,148,349
Morgan Stanley Capital I, Inc.:
0.252%, 10/15/20 (e)(r)	200,259	200,030
0.285%, 10/15/20 (e)(r)	440,000	438,214
ORES NPL LLC, 3.00%, 3/27/24 (e)	3,710,936	3,711,180
RREF LT1 LLC, 2.833%, 5/22/28 (e)	260,815	260,984
Wachovia Bank Commercial Mortgage Trust:
0.232%, 6/15/20 (e)(r)	3,033,396	3,014,112
0.292%, 6/15/20 (e)(r)	1,423,471	1,399,241
Wells Fargo Commercial Mortgage Trust, 1.502%, 2/15/27 (e)(r)	3,000,000	3,004,713

Total Commercial Mortgage-Backed Securities (Cost $128,954,846)		129,219,798

CORPORATE BONDS - 45.8%
Ally Financial, Inc., 6.75%, 12/1/14	2,618,000	2,673,632
America Movil SAB de CV, 1.23%, 9/12/16 (r)	7,500,000	7,589,880
American Airlines, Inc., 7.50%, 3/15/16 (e)	2,000,000	2,077,500
American Express Co., 0.818%, 5/22/18 (r)	4,000,000	4,029,888
ArcelorMittal, 4.25%, 2/25/15	3,000,000	3,048,750
AT&T, Inc.:
1.137%, 11/27/18 (r)	4,000,000	4,077,912
0.901%, 3/11/19 (r)	10,000,000	10,064,530
Bank of America Corp., 1.266%, 1/15/19 (r)	3,500,000	3,544,957
Bank of America NA, 0.531%, 6/15/17 (r)	16,000,000	15,815,232
BB&T Corp., 1.091%, 6/15/18 (r)	2,000,000	2,034,430
BP Capital Markets plc:
0.733%, 5/10/18 (r)	1,000,000	1,004,230
0.864%, 9/26/18 (r)	5,000,000	5,046,055
Branch Banking & Trust Co., 0.55%, 9/13/16 (r)	4,700,000	4,681,266
Capital One Financial Corp., 0.863%, 11/6/15 (r)	5,000,000	5,024,400
Cemex SAB de CV:
5.234%, 9/30/15 (e)(r)	5,200,000	5,408,000
4.976%, 10/15/18 (e)(r)	3,000,000	3,225,000
CenturyLink, Inc., 5.00%, 2/15/15	5,000,000	5,106,250
Chesapeake Energy Corp., 3.479%, 4/15/19 (r)	2,000,000	2,022,500
Cisco Systems, Inc., 0.727%, 3/1/19 (r)	1,000,000	1,006,424
Citigroup, Inc.:
0.501%, 6/9/16 (r)	14,102,000	13,973,742
1.00%, 4/8/19 (r)	6,000,000	6,008,364
ConAgra Foods, Inc., 1.30%, 1/25/16	1,000,000	1,008,309
Constellation Brands, Inc., 8.375%, 12/15/14	1,780,000	1,836,738
Daimler Finance North America LLC:
1.875%, 9/15/14 (e)	1,500,000	1,504,648
0.829%, 1/9/15 (e)(r)	2,000,000	2,004,446
1.085%, 8/1/18 (e)(r)	3,000,000	3,031,323
DaVita HealthCare Partners, Inc.:
6.375%, 11/1/18	4,000,000	4,199,200
6.625%, 11/1/20	3,099,000	3,292,688
Ecolab, Inc., 2.375%, 12/8/14	2,750,000	2,773,766
Everest Reinsurance Holdings, Inc., 5.40%, 10/15/14	6,685,000	6,770,561
Fairpoint Regional Utility System, Inc. VRDN, 1.05%, 3/1/24 (r)†	2,700,000	2,700,000
Fifth Third Bancorp, 0.651%, 12/20/16 (r)	4,000,000	3,971,736
FMG Resources August 2006 Pty Ltd., 6.00%, 4/1/17 (e)	2,287,000	2,361,328
Ford Motor Credit Co. LLC:
4.207%, 4/15/16	750,000	791,553
1.474%, 5/9/16 (r)	4,000,000	4,058,956
3.984%, 6/15/16	1,500,000	1,585,008
1.006%, 1/17/17 (r)	3,000,000	3,021,129
0.80%, 12/6/17 (r)	4,000,000	4,002,632
1.06%, 3/12/19 (r)	5,000,000	5,027,560
Gannett Co., Inc., 7.125%, 9/1/18	402,000	419,588
General Electric Capital Corp.:
0.877%, 7/12/16 (r)	5,000,000	5,045,385
0.941%, 4/2/18 (r)	7,000,000	7,093,338
Gilead Sciences, Inc., 2.40%, 12/1/14	1,000,000	1,008,125
Glencore Funding LLC:
1.387%, 5/27/16 (e)(r)	5,000,000	5,030,250
1.586%, 1/15/19 (e)(r)	10,000,000	10,048,220
Goldman Sachs Group, Inc., 1.324%, 11/15/18 (r)	17,000,000	17,232,186
GTP Towers Issuer LLC, 4.436%, 2/15/40 (e)	529,000	537,595
Harley-Davidson Financial Services, Inc., 1.15%, 9/15/15 (e)	2,000,000	2,010,530
Hewlett-Packard Co., 1.781%, 9/19/14 (r)	4,000,000	4,012,224
HSBC Bank plc, 0.864%, 5/15/18 (e)(r)	2,000,000	2,018,404
International Lease Finance Corp., 6.50%, 9/1/14 (e)	3,780,000	3,808,350
John Deere Capital Corp., 1.25%, 12/2/14	1,500,000	1,506,274
JPMorgan Chase & Co., 1.129%, 1/25/18 (r)	5,000,000	5,070,435
JPMorgan Chase Bank, 0.56%, 6/13/16 (r)	4,000,000	3,985,700
Kansas City Southern de Mexico SA de CV, 0.928%, 10/28/16 (r)	7,000,000	7,024,122
Lockheed Martin Corp., 2.125%, 9/15/16	1,000,000	1,029,437
Macquarie Bank Ltd., 1.021%, 3/24/17 (e)(r)	3,000,000	3,009,651
Masco Corp., 4.80%, 6/15/15	750,000	776,339
McKesson Corp., 0.63%, 9/10/15 (r)	3,000,000	3,005,706
Metropolitan Life Global Funding I, 0.756%, 7/15/16 (e)(r)	6,000,000	6,043,794
Morgan Stanley:
1.509%, 4/25/18 (r)	9,000,000	9,178,452
1.079%, 1/24/19 (r)	3,000,000	3,020,067
NBCUniversal Enterprise, Inc., 0.911%, 4/15/18 (e)(r)	2,000,000	2,022,258
Newmont Mining Corp., 1.25%, 7/15/14	5,000,000	5,000,000
Nissan Motor Acceptance Corp.:
0.934%, 9/26/16 (e)(r)	7,500,000	7,549,725
0.777%, 3/3/17 (e)(r)	3,000,000	3,008,742
NOVA Chemicals Corp., 8.625%, 11/1/19	9,058,000	9,673,944
NRG Energy, Inc., 8.50%, 6/15/19	1,000,000	1,047,500
Oracle Corp., 0.806%, 1/15/19 (r)	10,000,000	10,080,500
Packaging Dynamics Corp., 8.75%, 2/1/16 (e)	4,000,000	4,108,000
PAETEC Holding Corp., 9.875%, 12/1/18	2,000,000	2,155,000
Penske Truck Leasing Co. LP / PTL Finance Corp.:
2.50%, 7/11/14 (e)	5,373,000	5,375,386
3.125%, 5/11/15 (e)	1,530,000	1,563,285
Prudential Financial, Inc., 1.004%, 8/15/18 (r)	1,000,000	1,001,238
QVC, Inc., 7.50%, 10/1/19 (e)	6,840,000	7,189,312
Qwest Corp., 7.50%, 10/1/14	1,540,000	1,566,064
Regions Financial Corp., 7.75%, 11/10/14	8,903,000	9,125,397
Rio Tinto Finance USA plc, 1.072%, 6/17/16 (r)	5,000,000	5,043,100
Royal Bank of Canada:
3.125%, 4/14/15 (e)	2,000,000	2,044,040
0.691%, 9/9/16 (r)	5,000,000	5,027,390
Santander Holdings USA, Inc., 3.00%, 9/24/15	1,000,000	1,027,136
SITEL LLC / Sitel Finance Corp., 11.00%, 8/1/17 (e)	2,600,000	2,769,000
Spencer Spirit Holdings, Inc., 11.00%, 5/1/17 (e)	1,250,000	1,326,562
SunTrust Bank, 0.517%, 8/24/15 (r)	2,177,000	2,174,401
SunTrust Banks, Inc., 3.50%, 1/20/17	500,000	529,390
Total Capital International SA, 0.793%, 8/10/18 (r)	2,000,000	2,018,716
TransCanada PipeLines Ltd., 0.914%, 6/30/16 (r)	3,000,000	3,024,360
United Airlines, Inc., 6.75%, 9/15/15 (e)	5,450,000	5,497,687
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	1,500,000	1,535,290
Verizon Communications, Inc.:
2.50%, 9/15/16	1,000,000	1,030,743
0.631%, 6/9/17 (r)	2,000,000	2,002,310
1.981%, 9/14/18 (r)	6,000,000	6,330,336
1.002%, 6/17/19 (r)	2,000,000	2,024,282
Volkswagen International Finance NV, 0.666%, 11/18/16 (e)(r)	3,000,000	3,011,346
Walgreen Co., 1.00%, 3/13/15	1,000,000	1,003,815
Warrior Roofing Manufacturing of Georgia LLC VRDN, 0.42%, 12/15/34 (r)†	535,000	535,000
Western Union Co., 1.227%, 8/21/15 (r)	5,000,000	5,031,760
Yara International ASA, 5.25%, 12/15/14 (e)	995,000	1,015,781
Zions Bancorporation, 7.75%, 9/23/14	640,000	650,572
Zoetis, Inc., 1.15%, 2/1/16	1,000,000	1,006,281

Total Corporate Bonds (Cost $385,808,206)		389,444,344

FLOATING RATE LOANS(d)- 0.7%
Dunkin' Brands, Inc., 3.25%, 2/7/21 (r)	3,323,012	3,291,340
SUPERVALU, Inc., 4.50%, 3/21/19 (r)	2,974,201	2,971,878

Total Floating Rate Loans (Cost $6,320,694)		6,263,218

MUNICIPAL OBLIGATIONS - 3.9%
Albany New York IDA Civic Facilities Revenue VRDN, 1.00%, 5/1/27 (r)†	405,000	405,000
Caddo Parish Industrial Development Board, Inc. Revenue VRDN, 0.70%, 2/1/33 (r)†	2,065,000	2,065,000
CIDC-Hudson House LLC New York Revenue VRDN, 0.50%, 12/1/34 (r)†	1,940,000	1,940,000
City of Old Town Maine Solid Waste Disposal Revenue VRDN, 0.30%, 12/1/24 (r)†	4,000,000	4,000,000
Grafton Wisconsin IDA Revenue VRDN, 0.35%, 12/1/17 (r)†	800,000	800,000
Jefferson Parish Louisiana Industrial Development Board, Inc. Revenue VRDN, 0.40%, 6/1/24 (r)†	500,000	500,000
Los Angeles California MFH Revenue VRDN, 0.24%, 12/15/34 (r)†	175,000	175,000
New York State MMC Corp. Revenue VRDN, 0.38%, 11/1/35 (r)†	7,100,000	7,100,000
Perry County Mississippi Revenue VRDN, 0.30%, 2/1/22 (e)(r)†	10,000,000	10,000,000
Prentiss County Mississippi Industrial Development Revenue VRDN, 0.65%, 10/1/17 (r)†	6,150,000	6,150,000
SunAmerica Trust Revenue VRDN, 0.60%, 7/1/41 (r)†	49,000	49,000

Total Municipal Obligations (Cost $33,184,000)		33,184,000

TIME DEPOSIT - 2.1%
State Street Bank Time Deposit, 0.083%, 7/1/14	17,804,952	17,804,952

Total Time Deposit (Cost $17,804,952)		17,804,952

U.S. TREASURY OBLIGATIONS - 0.2%
United States Treasury Notes:
0.875%, 6/15/17	920,000	920,360
1.625%, 6/30/19	490,000	490,000

Total U.S. Treasury Obligations (Cost $1,409,957)		1,410,360

TOTAL INVESTMENTS (Cost $850,608,929) - 100.5%		854,930,606
Other assets and liabilities, net - (0.5%)		(4,293,711)
NET ASSETS - 100%		$850,636,895

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Sold:
2 Year U.S. Treasury Notes	275	9/14	$60,388,281	$59,801
5 Year U.S. Treasury Notes	4	9/14	477,844	1,464
Total Sold				$61,265

(b) This security was valued under the direction of the Board of Trustees. See Note A.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

† The date shown for securities represents the date when principal payments must be paid. Most securities have maturity shortening features that function as put options.

Abbreviations:
IDA: Industrial Development Agency/Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
plc: Public Limited Company
VRDN: Variable Rate Demand Notes

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT GOVERNMENT FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2014

ASSET-BACKED SECURITIES - 0.4%	PRINCIPAL AMOUNT	VALUE
TAL Advantage V LLC, 3.33%, 5/20/39 (e)	$99,465	$98,997

Total Asset-Backed Securities (Cost $99,421)		98,997

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.6%
COMM Mortgage Trust, 0.282%, 12/15/20 (e)(r)	61,600	61,395
Extended Stay America Trust, 3.604%, 12/5/31 (e)	80,000	82,039

Total Commercial Mortgage-Backed Securities (Cost $142,111)		143,434

CORPORATE BONDS - 7.5%
Amgen, Inc., 5.15%, 11/15/41	100,000	107,303
Bank of America NA, 0.531%, 6/15/17 (r)	250,000	247,113
Citigroup, Inc., 2.55%, 4/8/19	100,000	100,782
Excalibur One 77B LLC, 1.492%, 1/1/25	49,212	47,022
Goldman Sachs Group, Inc., 4.00%, 3/3/24	50,000	50,898
JPMorgan Chase & Co., 3.625%, 5/13/24	100,000	100,401
LULWA Ltd., 1.888%, 2/15/25	226,580	219,860
North American Development Bank, 2.40%, 10/26/22	290,000	276,120
SBA Tower Trust, 3.722%, 4/15/48 (e)	220,000	218,701
Tagua Leasing LLC, 1.581%, 11/16/24	354,338	339,433
Williams Co.'s, Inc., 4.55%, 6/24/24	100,000	100,990

Total Corporate Bonds (Cost $1,819,906)		1,808,623

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 16.6%
Portmarnock Leasing LLC, 1.741%, 10/22/24	752,963	728,460
Private Export Funding Corp.:
4.55%, 5/15/15	1,132,000	1,174,541
2.05%, 11/15/22	1,000,000	947,409
Tennessee Valley Authority, 3.50%, 12/15/42	1,230,000	1,128,926
VRG Linhas Aereas SA, 0.85%, 9/27/14	50,438	50,502

Total U.S. Government Agencies and Instrumentalities (Cost $4,146,748)		4,029,838

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.9%
Fannie Mae:
3.50%, 3/1/22	150,953	160,215
5.00%, 4/25/34	58,148	60,706

Total U.S. Government Agency Mortgage-Backed Securities (Cost $219,053)		220,921

U.S. TREASURY OBLIGATIONS - 73.0%
United States Treasury Bonds, 3.625%, 2/15/44	1,150,000	1,213,609
United States Treasury Notes:
0.875%, 6/15/17	1,350,000	1,350,528
1.625%, 6/30/19	5,565,000	5,565,000
2.125%, 6/30/21	7,485,000	7,483,832
2.50%, 5/15/24	2,045,000	2,042,125

Total U.S. Treasury Obligations (Cost $17,609,202)		17,655,094

TIME DEPOSIT - 0.9%
State Street Bank Time Deposit, 0.083%, 7/1/14	215,681	215,681

Total Time Deposit (Cost $215,681)		215,681

TOTAL INVESTMENTS (Cost $24,252,122) - 99.9%		24,172,588
Other assets and liabilities, net - 0.1%		14,717
NET ASSETS - 100%		$24,187,305

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
2 Year U.S. Treasury Notes	2	9/14	$439,188	($374)
5 Year U.S. Treasury Notes	12	9/14	1,433,531	(859)
Total Purchased				($1,233)

Sold:
10 Year U.S. Treasury Notes	83	9/14	$10,389,266	$32,963
Ultra U.S. Treasury Bonds	7	9/14	1,049,563	4,257
Total Sold				$37,220

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:
LLC: Limited Liability Corporation

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2014

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 1.4%	PRINCIPAL AMOUNT	VALUE
CAM Mortgage Trust:
4.45%, 5/15/48 (b)(e)(r)	$1,500,000	$1,501,875
5.50%, 12/15/53 (e)(r)	500,000	499,209

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $1,997,526)		2,001,084

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.5%
Hilton USA Trust, 5.609%, 11/5/30 (e)(r)	1,500,000	1,548,424
ORES NPL LLC, 6.00%, 3/27/24 (e)	500,000	499,345

Total Commercial Mortgage-Backed Securities (Cost $2,029,323)		2,047,769

CORPORATE BONDS - 91.6%
99¢ Only Stores, 11.00%, 12/15/19	500,000	553,750
Access Midstream Partners LP / ACMP Finance Corp.:
6.125%, 7/15/22	1,000,000	1,105,000
4.875%, 3/15/24	500,000	528,125
ADS Waste Holdings, Inc., 8.25%, 10/1/20	755,000	813,512
Advanced Micro Devices, Inc.:
6.75%, 3/1/19 (e)	500,000	533,125
7.75%, 8/1/20	500,000	533,125
Ally Financial, Inc., 4.75%, 9/10/18	1,000,000	1,061,250
Alphabet Holding Co., Inc., 7.75%, 11/1/17	1,250,000	1,290,625
Altice SA, 7.75%, 5/15/22 (e)	1,000,000	1,067,500
American Airlines Pass Through Trust, 4.95%, 7/15/24 (e)	485,200	525,229
Antero Resources Corp., 5.125%, 12/1/22 (e)	1,000,000	1,027,500
Antero Resources Finance Corp., 6.00%, 12/1/20	1,300,000	1,394,250
ArcelorMittal, 6.125%, 6/1/18	1,250,000	1,371,875
Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp., 6.625%, 10/1/20	500,000	531,250
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 4.875%, 11/15/17	750,000	780,000
Baytex Energy Corp., 5.125%, 6/1/21 (e)	500,000	503,125
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Issuer, Inc., 6.00%, 6/15/17 (e)	250,000	256,250
Beverages & More, Inc., 10.00%, 11/15/18 (e)	1,500,000	1,470,000
BI-LO LLC / BI-LO Finance Corp.:
8.625%, 9/15/18 (e)	868,000	881,020
9.25%, 2/15/19 (e)	500,000	538,750
Bombardier, Inc.:
4.75%, 4/15/19 (e)	500,000	508,750
7.75%, 3/15/20 (e)	750,000	847,612
6.00%, 10/15/22 (e)	750,000	768,750
Bon-Ton Department Stores, Inc., 8.00%, 6/15/21	1,500,000	1,428,750
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.625%, 8/1/20	500,000	576,250
Carrols Restaurant Group, Inc., 11.25%, 5/15/18	500,000	563,125
Catalent Pharma Solutions, Inc., 7.875%, 10/15/18	250,000	254,375
Celanese US Holdings LLC, 4.625%, 11/15/22	500,000	502,500
Cemex SAB de CV:
5.234%, 9/30/15 (e)(r)	500,000	520,000
6.50%, 12/10/19 (e)	1,500,000	1,606,875
CenturyLink, Inc.:
6.15%, 9/15/19	500,000	545,000
6.45%, 6/15/21	500,000	542,500
7.65%, 3/15/42	750,000	748,125
Checkers Drive-In Restaurants, Inc., 11.00%, 12/1/17 (e)	1,060,000	1,184,550
Chesapeake Energy Corp.:
4.875%, 4/15/22	1,000,000	1,035,000
5.75%, 3/15/23	1,000,000	1,111,200
Chrysler Group LLC / CG Co-Issuer, Inc.:
8.00%, 6/15/19	1,700,000	1,846,625
8.25%, 6/15/21	500,000	565,000
CIT Group, Inc.:
4.25%, 8/15/17	550,000	573,719
3.875%, 2/19/19	850,000	863,260
5.00%, 8/1/23	250,000	255,938
Clear Channel Communications, Inc., 10.00%, 1/15/18 (e)	1,250,000	1,207,812
Clearwater Paper Corp., 7.125%, 11/1/18	1,055,000	1,107,750
Continental Resources, Inc., 7.125%, 4/1/21	500,000	566,250
Crimson Merger Sub, Inc., 6.625%, 5/15/22 (e)	500,000	496,250
Digicel Group Ltd., 7.125%, 4/1/22 (e)	500,000	521,250
Digicel Ltd.:
8.25%, 9/1/17 (e)	250,000	257,200
6.00%, 4/15/21 (e)	500,000	516,250
DigitalGlobe, Inc., 5.25%, 2/1/21 (e)	750,000	742,500
Drill Rigs Holdings, Inc., 6.50%, 10/1/17 (e)	750,000	766,875
Emdeon, Inc., 11.00%, 12/31/19	250,000	287,500
Enterprise Products Operating LLC, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	750,000	856,050
EP Energy LLC / Everest Acquisition Finance, Inc., 6.875%, 5/1/19	500,000	531,875
Exopack Holding Corp., 10.00%, 6/1/18 (e)	500,000	537,500
Exopack Holdings SA, 7.875%, 11/1/19 (e)	1,250,000	1,337,500
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	1,000,000	1,067,500
FGI Operating Co. LLC / FGI Finance, Inc., 7.875%, 5/1/20	750,000	798,750
First Data Corp., 11.75%, 8/15/21	1,850,000	2,194,562
FMG Resources August 2006 Pty Ltd., 6.00%, 4/1/17 (e)	1,000,000	1,032,500
Forest Oil Corp., 7.25%, 6/15/19	1,000,000	990,000
Frontier Communications Corp., 9.25%, 7/1/21	500,000	598,750
Gibson Brands Escrow Corp., 8.875%, 8/1/18 (e)	250,000	257,188
Gibson Brands, Inc., 8.875%, 8/1/18 (e)	1,000,000	1,028,750
Global Brass & Copper, Inc., 9.50%, 6/1/19	500,000	570,000
Goodrich Petroleum Corp., 8.875%, 3/15/19	1,176,000	1,252,440
Goodyear Tire & Rubber Co., 6.50%, 3/1/21	500,000	542,500
H&E Equipment Services, Inc., 7.00%, 9/1/22	350,000	386,750
Hanesbrands, Inc., 6.375%, 12/15/20	500,000	540,625
Harland Clarke Holdings Corp., 9.75%, 8/1/18 (e)	1,000,000	1,098,750
HCA, Inc.:
3.75%, 3/15/19	1,000,000	1,008,750
5.00%, 3/15/24	500,000	506,910
Hercules Offshore, Inc., 8.75%, 7/15/21 (e)	1,500,000	1,586,250
Hertz Corp., 5.875%, 10/15/20	500,000	522,500
HOA Restaurant Group LLC / HOA Finance Corp., 11.25%, 4/1/17 (e)	750,000	793,125
Hologic, Inc., 6.25%, 8/1/20	571,000	602,405
IAC/InterActiveCorp, 4.875%, 11/30/18	500,000	521,250
INEOS Group Holdings SA:
6.125%, 8/15/18 (e)	1,250,000	1,293,750
5.875%, 2/15/19 (e)	500,000	512,500
Infor US, Inc., 9.375%, 4/1/19	500,000	556,875
Innovation Ventures LLC / Innovation Ventures Finance Corp., 9.50%, 8/15/19 (e)	1,250,000	1,231,250
Intelsat Luxembourg SA:
6.75%, 6/1/18	1,000,000	1,058,750
7.75%, 6/1/21	500,000	529,375
Interactive Data Corp., 5.875%, 4/15/19 (e)	1,000,000	1,015,000
International Lease Finance Corp.:
3.875%, 4/15/18	750,000	768,750
7.125%, 9/1/18 (e)	250,000	290,000
Jarden Corp., 7.50%, 5/1/17	500,000	567,500
JET Equipment Trust, 7.63%, 8/15/12 (b)(e)(w)*	109,297	109
JLL/Delta Dutch Newco BV, 7.50%, 2/1/22 (e)	1,250,000	1,293,750
Kenan Advantage Group, Inc., 8.375%, 12/15/18 (e)	500,000	535,000
Kennedy-Wilson, Inc., 8.75%, 4/1/19	500,000	540,950
Kinder Morgan, Inc., 5.00%, 2/15/21 (e)	750,000	778,125
Kinetic Concepts, Inc., 10.50%, 11/1/18	1,000,000	1,130,000
Kodiak Oil & Gas Corp.:
8.125%, 12/1/19	1,115,000	1,234,862
5.50%, 1/15/21	750,000	781,875
Koppers, Inc., 7.875%, 12/1/19	1,008,000	1,069,740
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (e)	1,304,000	1,313,780
Landry's, Inc., 9.375%, 5/1/20 (e)	555,000	610,500
Lear Corp., 8.125%, 3/15/20	656,000	706,020
Level 3 Communications, Inc.:
11.875%, 2/1/19	250,000	277,500
8.875%, 6/1/19	250,000	273,438
Level 3 Financing, Inc., 3.823%, 1/15/18 (e)(r)	1,000,000	1,017,500
Masco Corp., 7.75%, 8/1/29	435,000	512,433
Memorial Resource Development Corp., 5.875%, 7/1/22 (e)	1,000,000	1,007,500
MGM Resorts International, 7.625%, 1/15/17	500,000	565,000
Michaels FinCo Holdings LLC / Michaels FinCo, Inc., 7.50%, 8/1/18 (e)	500,000	510,625
Michaels Stores, Inc., 7.75%, 11/1/18	500,000	528,750
National Money Mart Co., 10.375%, 12/15/16	1,000,000	1,053,750
Nielsen Finance LLC / Nielsen Finance Co.:
4.50%, 10/1/20	1,000,000	1,007,500
5.00%, 4/15/22 (e)	1,000,000	1,007,500
NII Capital Corp.:
10.00%, 8/15/16	500,000	155,000
7.625%, 4/1/21	500,000	143,750
Northern Tier Energy LLC / Northern Tier Finance Corp., 7.125%, 11/15/20	850,000	921,188
Novelis, Inc., 8.375%, 12/15/17	500,000	533,000
Nuance Communications, Inc., 5.375%, 8/15/20 (e)	371,000	383,985
Numericable Group SA:
4.875%, 5/15/19 (e)	1,000,000	1,026,250
6.00%, 5/15/22 (e)	1,000,000	1,040,000
6.25%, 5/15/24 (e)	1,000,000	1,043,750
Permian Holdings, Inc., 10.50%, 1/15/18 (e)	750,000	770,625
Petco Animal Supplies, Inc., 9.25%, 12/1/18 (e)	1,100,000	1,181,125
Plains Exploration & Production Co., 6.875%, 2/15/23	750,000	877,500
Plastipak Holdings, Inc., 6.50%, 10/1/21 (e)	1,000,000	1,055,000
Prospect Medical Holdings, Inc., 8.375%, 5/1/19 (e)	1,000,000	1,090,000
QEP Resources, Inc., 5.25%, 5/1/23	500,000	511,250
Quicksilver Resources, Inc., 7.125%, 4/1/16	2,050,000	1,829,625
QVC, Inc., 7.375%, 10/15/20 (e)	1,000,000	1,073,429
Regency Energy Partners LP / Regency Energy Finance Corp., 5.875%, 3/1/22	500,000	543,125
Reliance Intermediate Holdings LP, 9.50%, 12/15/19 (e)	250,000	270,000
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC:
7.125%, 4/15/19	500,000	522,500
9.00%, 4/15/19	250,000	264,688
9.875%, 8/15/19	250,000	276,875
Rite Aid Corp., 9.25%, 3/15/20	760,000	866,400
Rosetta Resources, Inc.:
5.625%, 5/1/21	500,000	514,375
5.875%, 6/1/24	500,000	520,000
Sabine Pass Liquefaction LLC:
5.625%, 2/1/21	500,000	528,750
5.75%, 5/15/24 (e)	500,000	521,250
Safway Group Holding LLC / Safway Finance Corp., 7.00%, 5/15/18 (e)	500,000	530,000
Salix Pharmaceuticals Ltd., 6.00%, 1/15/21 (e)	500,000	536,250
SandRidge Energy, Inc., 7.50%, 3/15/21	1,600,000	1,734,000
Sealed Air Corp.:
8.125%, 9/15/19 (e)	250,000	275,312
6.50%, 12/1/20 (e)	450,000	506,250
Serta Simmons Holdings LLC, 8.125%, 10/1/20 (e)	1,000,000	1,085,000
SM Energy Co., 6.50%, 1/1/23	500,000	541,250
Smithfield Foods, Inc.:
5.25%, 8/1/18 (e)	250,000	261,250
5.875%, 8/1/21 (e)	250,000	264,375
Sophia LP / Sophia Finance, Inc., 9.75%, 1/15/19 (e)	250,000	275,000
Spencer Spirit Holdings, Inc.:
11.00%, 5/1/17 (e)	1,100,000	1,167,375
9.00%, 5/1/18 (e)	990,000	1,014,354
Sprint Capital Corp., 6.90%, 5/1/19	1,750,000	1,929,375
Sprint Corp.:
7.25%, 9/15/21 (e)	500,000	551,250
7.875%, 9/15/23 (e)	500,000	556,250
Standard Pacific Corp.:
10.75%, 9/15/16	400,000	473,500
8.375%, 5/15/18	500,000	590,000
SUPERVALU, Inc.:
8.00%, 5/1/16	250,000	274,688
6.75%, 6/1/21	500,000	515,000
Teekay Offshore Partners LP/Teekay Offshore Finance Corp., 6.00%, 7/30/19	1,000,000	1,005,000
Telecom Italia SpA, 5.303%, 5/30/24 (e)	1,000,000	1,003,750
Titan International, Inc., 6.875%, 10/1/20	1,000,000	1,015,000
T-Mobile USA, Inc.:
6.542%, 4/28/20	750,000	810,000
6.125%, 1/15/22	500,000	530,625
United Rentals North America, Inc.:
7.375%, 5/15/20	500,000	552,500
7.625%, 4/15/22	500,000	561,250
Virgin Australia Trust:
6.00%, 4/23/22 (e)	478,494	497,634
5.00%, 4/23/25 (e)	965,481	1,020,626
Visant Corp., 10.00%, 10/1/17	500,000	466,250
VWR Funding, Inc., 7.25%, 9/15/17	500,000	528,750
Westmoreland Coal Co. / Westmoreland Partners, 10.75%, 2/1/18 (e)	1,000,000	1,073,750
Whiting Petroleum Corp., 5.00%, 3/15/19	800,000	842,000
Wind Acquisition Finance SA, 7.25%, 2/15/18 (e)	500,000	528,250
Wynn Macau Ltd., 5.25%, 10/15/21 (e)	500,000	513,750

Total Corporate Bonds (Cost $125,390,355)		129,318,993

FLOATING RATE LOANS(d)- 0.7%
BJ's Wholesale Club, Inc., 8.50%, 3/26/20 (r)	500,000	512,084
New Albertsons, Inc., 4.75%, 6/25/21 (r)	500,000	501,250

Total Floating Rate Loans (Cost $995,228)		1,013,334

MUNICIPAL OBLIGATIONS - 2.0%
Government Development Bank for Puerto Rico Revenue Bonds:
3.448%, 2/1/15 (b)	1,500,000	1,458,750
4.704%, 5/1/16	1,660,000	1,394,400

Total Municipal Obligations (Cost $2,896,275)		2,853,150

TIME DEPOSIT - 1.1%
State Street Bank Time Deposit, 0.083%, 7/1/14	1,598,355	1,598,355

Total Time Deposit (Cost $1,598,355)		1,598,355

EQUITY SECURITIES - 0.5%	SHARES
Halcon Resources Corp., Preferred*	550	656,562

Total Equity Securities (Cost $588,277)		656,562

TOTAL INVESTMENTS (Cost $135,495,339) - 98.8%		139,489,247
Other assets and liabilities, net - 1.2%		1,729,043
NET ASSETS - 100%		$141,218,290

(b) This security was valued under the direction of the Board of Trustees. See Note A.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(w) Security is in default and is no longer accruing interest.

* Non-income producing security.

Abbreviations:
LLC: Limited Liability Corporation
LP: Limited Partnership

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A –– SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Fund (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with six separate portfolios: Income, Short Duration Income, Long-Term Income, Ultra-Short Income, Government, and High Yield Bond.  Each series is registered as a non-diversified portfolio.  The operations of each series are accounted for separately.  Income offers six classes of shares of beneficial interest – Classes A, B, C, I, R, and Y.  Short Duration Income offers four classes of shares of beneficial interest – Classes A, C, I, and Y.  Long-Term Income offers one class of shares of beneficial interest – Class A.  Ultra-Short Income offers three classes shares of beneficial interest – Classes A, I, and Y.  Government offers three classes of shares of beneficial interest – Classes A, C, and I.  High Yield Bond offers four classes of shares of beneficial interest – Classes A, C, I, and Y.  Class A shares are sold with a maximum front-end sales charge of 3.75% in Income, Long-Term Income, Government and High Yield, 2.75% in Short Duration Income, and 1.25% in Ultra-Short Income.  Class B shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge at the time of redemption, depending on how long investors have owned the shares.  Class B shares are no longer offered for purchase, except through reinvestment of dividends and/or distributions and through certain exchanges.  Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived for certain other institutional accounts where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Class R shares are generally only available to certain retirement plans where plan level or omnibus accounts are held on the books of the Fund.  Class R shares have no front-end or deferred sales charge and have a higher level of expenses than Class A shares.  Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries, foundations, and endowments that have entered into an agreement with the Fund’s Distributor to offer Class Y shares.  Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation:  Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees ("the Board") to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced.   The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices.   The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event that there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or using the last available price and are categorized as Level 2 in the hierarchy.  Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.  For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, sovereign government bonds, floating rate loans, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, collateralized mortgage-backed obligations, commercial mortgage-backed securities, and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.  When more appropriate, the fund may employ an income-based or cost approach.  An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted).  The measurement is based on the value indicated by current market expectations about those future amounts.  Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments.  A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost).  From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.  The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At June 30, 2014, the following securities were fair valued in good faith under the direction of the Board:

	Total Investments	% of Net Assets
Income	$4,705,522	0.5%
Short Duration Income	10,977,562	0.6%
Long-Term Income	0	0.0%
Ultra-Short Income	9,000,000	1.1%
High Yield Bond	2,960,734	2.1%

The following tables summarize the market value of the Fund’s holdings as of June 30, 2014, based on the inputs used to value them:

Income	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Asset-backed securities	-	$39,106,050	-	$39,106,050
Collateralized mortgage-backed obligations	-	8,629,737	-	8,629,737
Commercial mortgage-backed securities	-	38,247,357	-	38,247,357
Corporate debt	-	794,862,563	$109	794,862,672
Municipal obligations	-	3,792,438	-	3,792,438
U.S. government obligations	-	29,874,526	-	29,874,526
Other debt obligations	-	7,651,932	-	7,651,932
TOTAL	-	$922,164,603	$109**	$922,164,712

Other financial instruments***	$371,120	-	-	$371,120

*  For a complete listing of investments, please refer to the Schedule of Investments.

** Level 3 securities represent 0.0 % of net assets.

*** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between levels during the period.

Short Duration Income	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Asset-backed securities	-	$232,090,082	-	$232,090,082
Collateralized mortgage-backed obligations	-	34,307,000	-	34,307,000
Commercial mortgage-backed securities	-	121,975,430	-	121,975,430
Corporate debt	-	1,284,543,779	$-	1,284,543,779
Municipal obligations	-	12,297,562	-	12,297,562
U.S. government obligations	-	73,038,939	-	73,038,939
Other debt obligations	-	24,393,502	-	24,393,502
TOTAL	-	$1,782,646,294	$-**	$1,782,646,294

Other financial instruments***	$273,201	-	-	$273,201

*  For a complete listing of investments, please refer to the Schedule of Investments.

** Level 3 securities represent 0.0% of net assets.

*** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between levels during the period.

Long-Term Income	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Corporate debt	-	$65,884,452	$-	$65,884,452
Municipal obligations	-	1,298,864	-	1,298,864
U.S. government obligations	-	8,471,636	-	8,471,636
Other debt obligations	-	4,936,557	-	4,936,557
TOTAL	-	$80,591,509	$-**	$80,591,509

Other financial instruments***	$231,505	-	-	$231,505

*  For a complete listing of investments, please refer to the Schedule of Investments.

** Level 3 securities represent 0.0% of net assets.

*** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between levels during the period.

Ultra-Short Income	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Asset-backed securities	-	$239,187,204	-	$239,187,204
Collateralized mortgage-backed obligations	-	38,416,730	-	38,416,730
Commercial mortgage-backed securities	-	129,219,798	-	129,219,798
Corporate debt	-	389,444,344	-	389,444,344
Municipal obligations	-	33,184,000	-	33,184,000
Other debt obligations	-	24,068,170	-	24,068,170
U.S. government obligations	-	1,410,360	-	1,410,360
TOTAL	-	$854,930,606	-	$854,930,606

Other financial instruments**	$61,265	-	-	$61,265

*  For a complete listing of investments, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between levels during the period.

Government	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Asset-backed securities	-	$98,997	-	$98,997
Commercial mortgage-backed securities	-	143,434	-	143,434
Corporate debt	-	1,808,623	-	1,808,623
U.S. government obligations	-	21,905,853	-	21,905,853
Other debt obligations	-	215,681	-	215,681
TOTAL	-	$24,172,588	-	$24,172,588

Other financial instruments**	$35,987	-	-	$35,987

*  For a complete listing of investments, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between levels during the period.

High Yield Bond	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Collateralized mortgage-backed obligations	-	$2,001,084	-	$2,001,084
Commercial mortgage-backed securities	-	2,047,769	-	2,047,769
Corporate debt	-	129,318,884	$109	129,318,993
Municipal obligations	-	2,853,150	-	2,853,150
Other debt obligations	-	2,611,689	-	2,611,689
Equity securities	-	656,562	-	656,562
TOTAL	-	$139,489,138	$109**	$139,489,247

*  For a complete listing of investments, please refer to the Schedule of Investments.

** Level 3 securities represent 0.0% of net assets.

There were no transfers between levels during the period.

Loan Participations and Assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement.  When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge.  The Fund may not enter into futures contracts for the purpose of speculation or leverage.  These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations.  The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives and may use futures contracts to hedge against changes in interest rates.  The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission.  Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default.  As a result, there is minimal counterparty credit risk to the Fund.  During the period, the Fund used U.S. Treasury futures contracts to hedge against interest rate changes and to manage overall duration of the Fund.   The Fund’s futures contracts at period end are presented in the Schedules of Investments.

During the nine month period ended June 30, 2014, Income invested in 2 year, 5 year, 10 year, 30 year, and Ultra U.S. Treasury Notes and Bond futures.  The volume of outstanding contracts has varied throughout the period with a weighted average of 194 contracts and $6,168,897 weighted average notional value.

During the nine month period ended June 30, 2014, Short Duration Income invested in 2 year, 5 year, and 10 year U.S. Treasury Notes futures.  The volume of outstanding contracts has varied throughout the period with a weighted average of 53 contracts and $3,856,122 weighted average notional value.

During the nine month period ended June 30, 2014, Long-Term Income invested in 2 year, 5 year, 10 year, 30 year, and Ultra U.S. Treasury Notes and Bond futures.  The volume of outstanding contracts has varied throughout the period with a weighted average of 80 contracts and $2,591,586 weighted average notional value.

During the nine month period ended June 30, 2014, Ultra-Short Income invested in 2 year and 5 year U.S. Treasury Notes futures.  The volume of outstanding contracts has varied throughout the period with a weighted average of 74 contracts and $3,189,301 weighted average notional value.

During the nine month period ended June 30, 2014, Government invested in 2 year, 5 year, 10 year, 30 year, and Ultra U.S. Treasury Notes and Bond futures.  The volume of outstanding contracts has varied throughout the period with a weighted average of 11 contracts and $933,789 weighted average notional value.

During the nine month period ended June 30, 2014, High Yield Bond invested in 5 year U.S. Treasury Notes futures. The activity was limited to a five day period.

Short Sales: The Fund may use a hedging technique that involves short sales of U.S. Treasury securities for the purpose of managing the duration of the Fund. Any short sales are “covered” with an equivalent amount of high quality, liquid securities.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation.  Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.  Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures.  (See Schedules of Investments footnotes.)  A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees.  Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same portfolio (within seven days for Class I and Class R shares). The redemption fee is accounted for as an addition to paid-in capital and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at June 30, 2014 and the capital loss carryforwards as of September 30, 2013, with expiration dates, where applicable:

	Income	Short Duration Income	Long-Term Income
Federal income tax cost of investments	$893,848,217	$1,753,277,119	$78,771,978
Unrealized appreciation	$37,897,049	$38,580,708	$2,846,260
Unrealized depreciation	(9,580,554)	(9,211,533)	(1,026,729)
Net unrealized appreciation/ (depreciation)	$28,316,495	$29,369,175	$1,819,531

	Ultra-Short Income	Government	High Yield Bond
Federal income tax cost of investments	$850,608,929	$24,252,122	$135,762,898
Unrealized appreciation	$4,723,215	$101,961	$4,653,282
Unrealized depreciation	(401,538)	(181,495)	(926,933)
Net unrealized appreciation/ (depreciation)	$4,321,677	($79,534)	$3,726,349

CAPITAL LOSS CARRYFORWARDS

Expiration Date	Income*	Ultra-Short Income**
30-Sept-2014	-	($1,852)
30-Sept-2016	($3,976,802)	-
30-Sept-2017	-	(4,366)
30-Sept-2018	(254,299,863)	(348)
30-Sept-2019	(77,128,701)	-

No Expiration Date
Short-term	-	($2,029,262)
Long-term	($138,970,399)	(687,146)

* Income’s use of net capital losses acquired from Summit Apex Bond Fund may be limited under certain tax provisions.

** Ultra-Short Income’s use of net capital losses acquired from Calvert Institutional Prime Fund and Calvert Social Money Market Portfolio may be limited under certain tax provisions.

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years and will retain their character as either long-term or short-term. Losses incurred in pre-enactment taxable years can be utilized until expiration.

NOTE C — REORGANIZATIONS

On June 4, 2013, the Board of Trustees approved an Agreement and Plan of Reorganization (the “Plan”), providing for the transfer of all of the assets of Calvert Money Market Portfolio (“Money Market”), Calvert Cash Reserves Institutional Prime Fund (“Institutional Prime”), Calvert First Government Money Market Fund (“First Government”), and Calvert Tax-Free Reserves Money Market Portfolio (“Tax-Free”) in exchange for Class A shares of the acquiring portfolio, Calvert Ultra-Short Income Fund (“Ultra-Short”), and the assumption of the liabilities of Money Market, Institutional Prime, First Government, and Tax-Free. Shareholders approved the Plan at a meeting on September 20, 2013.

The reorganization of Money Market and Institutional Prime took place on September 27, 2013.

The acquisition was accomplished by a tax-free exchange of the following shares:

Merged		Acquiring
Portfolio	Shares	Portfolio	Shares	Value
Money Market	81,859,389	Ultra-Short, Class A	5,264,269	$81,857,190
Institutional Prime	1,746,416	Ultra-Short, Class A	112,310	$1,742,049

For financial reporting purposes, assets received and shares issued by Ultra-Short were recorded at fair value; however, the cost basis of the investments received from Money Market and Institutional Prime was carried forward to align ongoing reporting of Ultra-Short’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets and net unrealized appreciation (depreciation) immediately before the acquisitions were as follows:

		Unrealized
Merged	Net	Appreciation	Acquiring	Net
Portfolio	Assets	(Depreciation)	Portfolio	Assets
Money Market	$81,857,190	$-	Ultra-Short	$604,067,250
Institutional Prime	$1,742,049	$-	Ultra-Short	$604,067,250

The reorganization of First Government took place on October 25, 2013.

The acquisition was accomplished by a tax-free exchange of the following shares:

Merged		Acquiring
Portfolio	Shares	Portfolio	Shares	Value
First Government, Class O	52,046,075	Ultra-Short, Class A	3,342,715	$52,057,073
First Government, Class B	680,349	Ultra-Short, Class A	43,696	$680,520
First Government, Class C	1,752,620	Ultra-Short, Class A	112,564	$1,752,866

For financial reporting purposes, assets received and shares issued by Ultra-Short were recorded at fair value; however, the cost basis of the investments received from First Government was carried forward to align ongoing reporting of Ultra-Short’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets and net unrealized appreciation (depreciation) immediately before the acquisitions were as follows:

		Unrealized
Merged	Net	Appreciation	Acquiring	Net
Portfolio	Assets	(Depreciation)	Portfolio	Assets
First Government	$54,490,459	$-	Ultra-Short	$671,008,816

The reorganization of Tax-Free took place on November 15, 2013.

The acquisition was accomplished by a tax-free exchange of the following shares:

Merged		Acquiring
Portfolio	Shares	Portfolio	Shares	Value
Tax-Free	191,354,400	Ultra-Short, Class A	12,282,054	$191,323,748

For financial reporting purposes, assets received and shares issued by Ultra-Short were recorded at fair value; however, the cost basis of the investments received from Tax-Free was carried forward to align ongoing reporting of Ultra-Short’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets and net unrealized appreciation (depreciation) immediately before the acquisitions were as follows:

		Unrealized
Merged	Net	Appreciation	Acquiring	Net
Portfolio	Assets	(Depreciation)	Portfolio	Assets
Tax-Free	$191,323,748	$-	Ultra-Short	$742,407,242

Item 2. Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 14a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

            Filed herewith.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CALVERT FUND

By:       /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President -- Principal Executive Officer

Date:    August 28, 2014

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President -- Principal Executive Officer

Date:    August 28, 2014

            /s/ Michael V. Yuhas, Jr.
            Michael V. Yuhas, Jr.
            Assistant Treasurer-- Principal Financial Officer

Date:    August 28, 2014